Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2000
Tax  Managed  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Over the course of the last year, the stock market has given investors a roller-coaster ride. While stocks finished 1999 with strong returns, the environment, undoubtedly, leaves people scratching their heads. Many publications like to report the gaudy numbers of how the stock market performed over 1999, but perhaps the most intriguing statistic we've seen about last year's market is the price change of the median stock on the New York Stock
Exchange: -4.4%. In actuality, the typical U.S. stock went down in 1999, despite the impression created by composites that are skewed by capitalization weighting.

So far this year, the Dow Jones Industrial Average has been extremely volatile, closing up or down at least 100 points on 28 different days during the first quarter, and finishing with a -4.6% return. From a tax-management standpoint, the present volatility can offer a number of good buying opportunities that may be beneficial in the long-run.

This year, our energy and health care stocks have led the way for us, reporting strong returns and outpacing the S&P 500 in both sectors. International stocks have maintained an important role, as we have continued to identify value abroad. This gives us the opportunity to do well even when the domestic environment is inhospitable to value investors. This experience emphasizes the fact that fundamental investment disciplines are a form of universal language, as we have been able to add value as investors in foreign markets over time, using the same traditional strategies we developed in the U.S. market. We believe that concentrating on fundamentals and avoiding overvalued securities is the key to long-term success in the markets.

The Tax Managed Series has continued to provide solid returns, while remaining focused on the added goal of minimizing taxable distributions. This is accomplished through strategic, tax-driven security sales.

As of late, there have been more and more articles in the press about long-time value managers finally caving in to performance pressures and abandoning their performance styles. We have not. Right now, we are coming off a year in which performance was good, and our valuation disciplines remain firmly intact. While it is still too early to tell, the sharp disruptions in some of the high-flying areas of the market lately suggest that the best may be yet to come for those who have stayed true to fundamental investment disciplines.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)

[graphic]
[pie  chart]

Portfolio  Composition  -  As  of  4/30/00

Chemicals  &  Allied  Products  -  17%
Crude  Petroleum  &  Natural  Gas  -  11%
Electronics  &  Electrical  Equipment  -  5%
Food  &  Kindred  Products  -  9%
Glass  Products  -  5%
Paper  &  Allied  Products  -  5%
Restaurants  -  2%
Rubber  &  Plastic  Footwear  -  2%
Software  -  5%
Technical  Instruments  &  Supplies  -  7%
Telecommunication  Services  -  4%
Transportation  -  8%
Cash, short-term investments, and other assets, less liabilities - 4% Miscellaneous* - 16%

*  Miscellaneous

Air  Transportation
Business  Services
Computer  Equipment
Health  Services
Industrial  &  Commercial  Machinery
Investors
Motion  Picture  Production
National  Commercial  Banks
Non-Depository  Credit  Institutions
Primary  Metal  Industries

Performance  Update  as  of  April  30,  2000  (unaudited)

Exeter  Fund,  Inc.  -  Tax  Managed  Series



                                Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $12,553             25.53%      25.53%
Inception 1 $22,587            125.87%      19.84%





Standard  &  Poor's  500  Total  Return




                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $11,012             10.12%      10.12%
Inception 1 $26,934            169.34%      24.62%




The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95) to present(4/30/00) as compared to the Standard & Poor's (S&P) 500 Total Return Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




            Exeter Fund, Inc.   Standard & Poor's 500
Date        Tax Managed Series   Total Return Index
11/01/1995              10,000                 10,000
10/31/1996              11,630                 12,408
10/31/1997              15,200                 16,392
10/31/1998              14,855                 19,996
10/31/1999              18,129                 25,127
04/30/2000              22,587                 26,934




1  The  Fund  and  Index  performance  are calculated from November 1, 1995, the
Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                                VALUE
                                                      SHARES   (NOTE 2)
                                                      -------  ---------
COMMON STOCK -96.36%
AIR TRANSPORTATION - 0.93%
FedEx Corp.* . . . . . . . . . . . . . . . . . . . .      400  $ 15,075
                                                               ---------

BUSINESS SERVICES - 1.79%
National Data Corp.. . . . . . . . . . . . . . . . .    1,050    29,138
                                                               ---------

CHEMICAL & ALLIED PRODUCTS - 17.43%
  PHARMACEUTICAL PREPARATIONS - 9.50%
  Johnson & Johnson. . . . . . . . . . . . . . . . .      175    14,438
  Mylan Laboratories, Inc. . . . . . . . . . . . . .    1,300    36,888
  Pharmacia Corp.. . . . . . . . . . . . . . . . . .      446    22,272
  Teva Pharmaceutical Industries Ltd. - ADR (Note 7)    1,200    52,800
  Warner - Lambert Co. . . . . . . . . . . . . . . .      250    28,453
                                                                -------
                                                                154,851
                                                                -------
  MISCELLANEOUS - 7.93%
  Eastman Chemical Co. . . . . . . . . . . . . . . .      800    41,850
  Gillette Co. . . . . . . . . . . . . . . . . . . .      500    18,500
  Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .    1,325    38,921
  Sherwin Williams Co. . . . . . . . . . . . . . . .    1,200    29,850
                                                                -------
                                                                129,121
                                                                -------
                                                                283,927
                                                                -------

COMPUTER EQUIPMENT - 3.13%
Bell & Howell Co.* . . . . . . . . . . . . . . . . .      600    15,937
Compaq Computer Corp.. . . . . . . . . . . . . . . .    1,200    35,100
                                                                -------
                                                                 51,037
                                                                -------

CRUDE PETROLEUM & NATURAL GAS - 10.56%
Gulf Canada Resources Ltd. - ADR* (Note 7) . . . . .   11,000    45,375
Halliburton Co.. . . . . . . . . . . . . . . . . . .      600    26,513
Petroleo Brasileiro S.A. (Petrobras) -
   ADR (Note 7). . . . . . . . . . . . . . . . . . .    3,100    73,443
Schlumberger Ltd. - ADR (Note 7) . . . . . . . . . .      350    26,797
                                                                -------
                                                                172,128
                                                                -------

ELECTRONICS & ELECTRICAL EQUIPMENT - 5.08%
Koninklijke Philips Electronics NV-ADR (Note 7). . .      920    41,055
Motorola, Inc. . . . . . . . . . . . . . . . . . . .      350    41,672
                                                                -------
                                                                 82,727
                                                                -------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                       VALUE
                                            SHARES   (NOTE 2)
                                            -------  ---------
FOOD & KINDRED PRODUCTS - 9.06%
Bestfoods. . . . . . . . . . . . . . . . .      450  $ 22,613
Diageo plc - ADR (Note 7). . . . . . . . .      800    27,200
Flowers Industries, Inc. . . . . . . . . .    1,000    15,250
H.J. Heinz Co. . . . . . . . . . . . . . .    1,000    34,000
Unilever plc - ADR (Note 7). . . . . . . .    1,950    48,506
                                                     ---------
                                                      147,569
                                                     ---------

GLASS PRODUCTS - 5.45%
Corning, Inc.. . . . . . . . . . . . . . .      450    88,875
                                                     ---------

HEALTH SERVICES -1.76%
Caremark Rx, Inc.* . . . . . . . . . . . .    4,500    28,688
                                                     ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.68%
Baker Hughes, Inc. . . . . . . . . . . . .      275     8,748
Parker-Hannifin Corp.. . . . . . . . . . .      400    18,600
                                                     ---------
                                                       27,348
                                                     ---------

INVESTORS - 1.49%
Reed International plc - ADR (Note 7). . .      850    24,331
                                                     ---------

MOTION PICTURE PRODUCTION - 1.55%
News Corporation Ltd. - ADR (Note 7) . . .      575    25,300
                                                     ---------

NATIONAL COMMERCIAL BANKS - 2.31%
Bank of New York Company, Inc. . . . . . .      175     7,186
Chase Manhattan Corp.. . . . . . . . . . .      100     7,206
FleetBoston Financial Corp.. . . . . . . .      225     7,973
Mellon Financial Corp. . . . . . . . . . .      250     8,031
State Street Corp. . . . . . . . . . . . .       75     7,266
                                                     ---------
                                                       37,662
                                                     ---------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.49%
MBNA Corp. . . . . . . . . . . . . . . . .      300     7,969
                                                     ---------

PAPER & ALLIED PRODUCTS - 4.53%
Fort James Corp. . . . . . . . . . . . . .      900    21,544
Kimberly-Clark Corp. . . . . . . . . . . .      900    52,256
                                                     ---------
                                                       73,800
                                                     ---------

PRIMARY METAL INDUSTRIES - 0.64%
Phelps Dodge Corp. . . . . . . . . . . . .      225    10,406
                                                     ---------

RESTAURANTS - 2.34%
McDonald's Corp. . . . . . . . . . . . . .    1,000    38,125
                                                     ---------

RUBBER & PLASTIC FOOTWEAR - 1.87%
Nike, Inc., Class B. . . . . . . . . . . .      700    30,406
                                                     ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                               VALUE
                                                   SHARES     (NOTE 2)
                                                 -----------  ---------
SOFTWARE - 4.55%
Computer Associates International Inc . . . . .         325   $ 18,139
Oracle Corp.* . . . . . . . . . . . . . . . . .         700     55,956
                                                              ---------
                                                                74,095
                                                              ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 7.29%
Eastman Kodak Co. . . . . . . . . . . . . . . .         600     33,563
Millipore Corp. . . . . . . . . . . . . . . . .         950     68,103
Xerox Corp. . . . . . . . . . . . . . . . . . .         650     17,184
                                                              ---------
                                                               118,850
                                                              ---------

TELECOMMUNICATION SERVICES - 4.35%
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR PFD (Note 7). . . . . . . . . . . . . .         600     70,913
                                                              ---------

TRANSPORTATION - 8.08%
Burlington Northern Santa Fe Corp.. . . . . . .       2,900     69,963
Canadian National Railway Co. - ADR (Note 7). .       1,100     30,869
Kansas City Southern Industries, Inc. . . . . .         125      8,984
The Boeing Co.. . . . . . . . . . . . . . . . .         550     21,828
                                                              ---------
                                                               131,644
                                                              ---------

TOTAL COMMON STOCK
   (Identified Cost  $1,111,989). . . . . . . .              1,570,058
                                                            -----------

SHORT-TERM INVESTMENTS - 4.41%
Dreyfus Treasury Cash Management Fund
   (Identified Cost  $71,780) . . . . . . . . .      71,780     71,780
                                                              ---------

TOTAL INVESTMENTS - 100.77%
(Identified Cost  $1,183,769) . . . . . . . . .              1,641,838

OTHER ASSETS, LESS LIABILITIES - (0.77)%. . . .                (12,503)
                                                              ---------

NET ASSETS - 100% . . . . . . . . . . . . . . .             $1,629,335
                                                            ===========




*Non-income  producing  security

Federal  Tax  Information:

At April 30, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $1,183,769 was as follows:

Unrealized  appreciation                              $470,618

Unrealized  depreciation                               (12,549)
                                                      ---------

UNREALIZED  APPRECIATION  -  NET                     $  458,069
                                                     ==========


The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)




April 30, 2000

ASSETS:
Investments, at value (identified cost $1,183,769)(Note 2)  $1,641,838
Dividends receivable . . . . . . . . . . . . . . . . . . .       4,328
Receivable from investment advisor (Note 3). . . . . . . .       8,409
                                                            ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   1,654,575
                                                            ----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . .       5,707
Accrued fund accounting fees (Note 3). . . . . . . . . . .       3,672
Transfer agent fees payable (Note 3) . . . . . . . . . . .         160
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       6,937
Registration and filing fees payable . . . . . . . . . . .       5,238
Other payables and accrued expenses. . . . . . . . . . . .       3,527
                                                            ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      25,241
                                                            ----------

NET ASSETS FOR 75,406 SHARES OUTSTANDING . . . . . . . . .  $1,629,334
                                                            ==========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $      754
Additional paid-in-capital . . . . . . . . . . . . . . . .   1,141,234
Undistributed net investment income. . . . . . . . . . . .       4,203
Accumulated net realized gain on investments . . . . . . .      25,074
Net unrealized appreciation on investments . . . . . . . .     458,069
                                                            ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $1,629,334
                                                            ==========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($1,629,334/75,406 shares). . . . . . . . . . . . . . .  $    21.61
                                                            ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)




FOR THE SIX MONTHS ENDED APRIL 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $162) . . . .  $ 10,772
Interest. . . . . . . . . . . . . . . . . . . . . . .     1,432
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .    12,204
                                                       ---------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     6,666
Fund accounting fees (Note 3) . . . . . . . . . . . .     3,672
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,591
Transfer agent fees (Note 3). . . . . . . . . . . . .       160
Audit fee . . . . . . . . . . . . . . . . . . . . . .     3,041
Registration and filing fees. . . . . . . . . . . . .     2,859
Miscellaneous . . . . . . . . . . . . . . . . . . . .     3,081
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    23,070

Less Reduction of Expenses (Note 3) . . . . . . . . .   (15,074)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     7,996
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     4,208
                                                       ---------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    34,099
Net change in unrealized appreciation on investments.   240,985
                                                       ---------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .   275,084
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $279,292
                                                       =========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                          FOR THE
                                                         SIX MONTHS     FOR THE
                                                           ENDED         YEAR
                                                          04/30/00       ENDED
                                                         (UNAUDITED)   10/31/99
                                                         ------------  --------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     4,208  $    4,683
Net realized gain (loss) on investments. . . . . . . .       34,099        (375)
Net change in unrealized appreciation on investments .      240,985     164,611
                                                        ------------  ----------

Net increase from operations . . . . . . . . . . . . .      279,292     168,919
                                                        ------------  ----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .       (5,251)     (7,164)
From net realized gain on investments                            --      (3,302)
                                                        ------------  ----------

Total distributions to shareholders. . . . . . . . . .       (5,251)    (10,466)
                                                        ------------  ----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).      286,347     138,747
                                                        ------------  ----------

Net increase in net assets . . . . . . . . . . . . . .      560,388     297,200

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    1,068,946     771,746
                                                        ------------  ----------

END OF PERIOD (including undistributed net investment
   income of $4,203 and $5,246, respectively). . . . .  $ 1,629,334  $1,068,946
                                                        ============ ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                                        FOR THE
                                                       SIX MONTHS
                                                         ENDED
                                                        4/30/00      FOR THE YEAR ENDED
                                                       (UNAUDITED)     10/31/99           10/31/98    10/31/97    10/31/96
                                                      ------------  -------------------  -----------  ----------  ----------
Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $     17.42   $             14.46   $   15.20   $   11.63   $ 10.00
                                                      ------------  --------------------  ----------  ----------  --------

Income from investment operations:
   Net investment income (loss)* . . . . . . . . . .         0.05                  0.08        0.10       (0.01)    (0.02)
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .         4.23                  3.07       (0.44)       3.58      1.65
                                                      ------------  --------------------  ----------  ----------  --------

Total from investment operations . . . . . . . . . .         4.28                  3.15       (0.34)       3.57      1.63
                                                      ------------  --------------------  ----------  ----------  --------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .        (0.08)                (0.13)         --          --        --
   From net realized gain on investments . . . . . .           --                 (0.06)      (0.40)         --        --
                                                      ------------  --------------------  ----------  ----------  --------

Total distributions to shareholders. . . . . . . . .        (0.08)                (0.19)      (0.40)         --        --
                                                      ------------  --------------------  ----------  ----------  --------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     21.62   $             17.42   $   14.46   $   15.20   $ 11.63
                                                      ============  ====================  ==========  ==========  ========

Total return 1 . . . . . . . . . . . . . . . . . . .        24.59%                22.04%     (2.27%)      30.70%    16.30%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .       1.20%2                  1.20%       1.20%       1.20%     1.20%
    Net investment income (loss)*. . . . . . . . . .       0.63%2                  0.49%       0.73%     (0.09%)   (0.21%)

Portfolio turnover . . . . . . . . . . . . . . . . .           55%                   85%         65%        103%       78%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $     1,629   $             1,069   $     772   $     524   $   224
                                                      ============  ====================  ==========  ==========  ========




* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and the ratios would have been as follows:




Net investment income (loss) . .    ($0.14)  ($0.54)  ($0.43)  ($0.62)  ($0.14)

Ratios (to average net assets):
   Expenses. . . . . . . . . . .    3.46%2     3.87%    5.17%    8.08%    2.50%
   Net investment income (loss).  (1.63%)2   (2.18%)  (3.24%)  (6.97%)  (1.51%)




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

     OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $8,408 for the six months ended April 30, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. under which BISYS will serve as sub-accounting services agent.

Notes  to  Financial  Statements  (unaudited)

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 2000, purchases and sales of securities, other than United States Government securities and short-term securities, were $954,030 and $700,747, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  Tax Managed Series Class A Common Stock were:


            For  the  Six  Months      For  the  Year
               Ended 04/30/00          Ended 10/31/99
               --------------          --------------
              Shares     Amount     Shares     Amount
              -------     ------     ------     ------
Sold           14,354     $292,550     31,500     $ 526,082
Reinvested        269        5,251        703        10,466
Repurchased      (564)     (11,454)   (24,220)     (397,801)
               ------     --------    --------     --------
Net change     14,059     $286,347      7,983      $138,747
               ======     ========    ========     ========

The Advisor owned 23,007 shares on April 30, 2000 and 22,907 shares on October 31, 1999.

6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2000.

7.     FOREIGN  SECURITIES
     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2000
PureMarkSM  Series

Management  Discussion  and  Analysis  (unaudited)


DEAR  SHAREHOLDERS:

Over the course of the last year, the stock market has taken investors on a roller-coaster ride. While stocks finished 1999 with strong returns, the environment undoubtedly left people scratching their heads. Many publications like to report the gaudy numbers of how the stock market performed over 1999, but perhaps the most intriguing statistic we have seen about last year's market is the price change of the median stock on the New York Stock exchange: -4.4%. In actuality, the typical U.S. stock went down in 1999 despite the impression by composites that are skewed by capitalization weighting.

The first four months of 2000 were not as kind to the stock market as many investors had come to expect. Through April 30, the S&P 500 has produced a total return of -0.8%. The broader Russell 3000 Index has fared slightly better, returning +0.9% year-to-date. On April 14th, the Russell 3000 sustained a loss of -6.0% in just one day, driven mostly by a sharp decline in the technology sector in which the index has more than one-third of its exposure.

Given that the PureMarksm Series is passively managed based on a universe composed of Russell 3000 companies, it has participated in this stock market volatility. As such, it has also experienced returns this year close to those of the index. The Series is currently positioned with approximately 275 stocks so as to maintain similar characteristics to the stocks in our benchmark, the Russell 3000 . At the same time, of course, we screen out companies that violate our social criteria by eliminating any stocks from our pool of securities whose primary business includes tobacco, alcohol, pornography, gambling, or abortion. We established an initial position during the month following the Series' inception by using a statistical optimization process that targets similar sector and risk exposures to the benchmark, while focusing on well-established companies. Another re-balance was performed this year in which we also captured representation of the less-established companies in the Russell 3000 , primarily Internet stocks. We continue to monitor and perform periodic re-balances of the Series to keep it in line with the characteristics of the index.

The next six months may tell whether the recent stock market volatility has tempered investors, or whether sharp disruptions in some of the high-flying areas of the market will continue to occur. Although the Russell 3000 is a broad index, similar dramatic downturns such as those on April 14 are likely to have an impact on the Series. It is possible, however, that the recent market recovery outside the technology sector reflects a step towards fundamentals and away from the speculative atmosphere that has dominated in recent years.

We appreciate the opportunity to assist you with your socially responsible investment needs.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  April  30,  2000 (unaudited)

Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  A



                               Total Return
Through     Growth of $10,000               Average
04/30/00    Investment         Cumulative   Annual
Inception 1 $10,550            5.50%          NA



Russell  3000  Total  Return  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
Inception 1 $10,679             6.79%       NA



[graphic]
[line  chart]

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.      Russell 3000 Total
Date      PureMarkSM Series Class A     Return Index
02/22/00                     10,000              10,000
02/29/00                     10,400              10,265
03/31/00                     11,230              11,069
04/30/00                     10,550              10,679




The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class A from its inception (2/22/00) to present (4/30/00) as compared to the Russell 3000 Total Return Index for the same time period. 2

Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  E



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
Inception 1 $10,347            3.47%        NA




Russell  3000  Total  Return  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
Inception 1 $10,943             9.43%       NA



[graphic]
[line  chart]

Data  for  line  chart  to  follow:




              Exeter Fund, Inc.      Russell 3000 Total
Date      PureMarkSM Series Class E     Return Index
11/10/99                     10,000              10,000
11/30/99                      9,820              10,197
12/31/99                     10,297              10,847
01/31/00                      9,967              10,422
02/29/00                     10,187              10,519
03/31/00                     10,778              11,343
04/30/00                     10,347              10,943




The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class E from its inception (11/10/99) to present (4/30/00) as compared to the Russell 3000 Total Return Index for the same time period. 2


1 Class A and Index performance are calculated from February 22, 2000, the Class's inception date. Class E and Index performance are calculated from November 10, 1999, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000 Total Return Index is an unmanaged index that consists of approximately 3000 small-capitalization stocks. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                                    VALUE
                                                           SHARES   (NOTE 2)
                                                           -------  ---------
COMMON STOCK - 101.03%
AIR TRANSPORTATION - 0.63%
Alaska Air Group, Inc.* . . . . . . . . . . . . . . . . .      200  $  5,750
FedEx Corp.*. . . . . . . . . . . . . . . . . . . . . . .    1,075    40,514
                                                                    ---------
                                                                      46,264
                                                                    ---------

APPAREL & ACCESSORY STORES - 0.67%
Claire's Stores, Inc. . . . . . . . . . . . . . . . . . .      400     7,375
Intimate Brands Inc.. . . . . . . . . . . . . . . . . . .    1,050    40,425
United Retail Group, Inc.*. . . . . . . . . . . . . . . .      225     1,842
                                                                    ---------
                                                                      49,642
                                                                    ---------

BUSINESS SERVICES - 13.01%
  ADVERTISING AGENCIES - 1.20%
  DoubleClick, Inc.*. . . . . . . . . . . . . . . . . . .       75     5,691
  Interpublic Group of Companies, Inc.. . . . . . . . . .      800    32,800
  Omnicom Group, Inc. . . . . . . . . . . . . . . . . . .      550    50,084
                                                                    ---------
                                                                      88,575
                                                                    ---------
  COMPUTER INTEGRATED SYSTEMS DESIGN - 2.21%
  Autodesk, Inc.. . . . . . . . . . . . . . . . . . . . .       50     1,919
  BroadVision, Inc.*. . . . . . . . . . . . . . . . . . .      475    20,870
  Cognex Corp.* . . . . . . . . . . . . . . . . . . . . .      450    25,594
  Computer Sciences Corp.*. . . . . . . . . . . . . . . .      700    57,094
  Radiant Systems, Inc.*. . . . . . . . . . . . . . . . .      150     2,794
  Sun Microsystems, Inc.* . . . . . . . . . . . . . . . .      600    55,163
                                                                    ---------
                                                                     163,434
                                                                    ---------
  COMPUTER PROGRAMMING SERVICES - 1.09%
  Network Solutions, Inc.*. . . . . . . . . . . . . . . .      250    37,000
  RealNetworks, Inc.* . . . . . . . . . . . . . . . . . .      325    15,478
  VeriSign, Inc.* . . . . . . . . . . . . . . . . . . . .      200    27,875
                                                                    ---------
                                                                      80,353
                                                                    ---------
  COMPUTER PROGRAMMING & DATA PROCESSING SERVICES - 0.64%
  Ceridian Corp.* . . . . . . . . . . . . . . . . . . . .    2,200    47,712
                                                                    ---------

  COMPUTER PROCESSING & DATA PREPARATION SERVICES - 2.10%
  Automatic Data Processing, Inc. . . . . . . . . . . . .    1,050    56,503
  FactSet Research Systems, Inc.. . . . . . . . . . . . .      325     9,344
  First Data Corp.. . . . . . . . . . . . . . . . . . . .    1,400    68,163
  ProBusiness Services, Inc.* . . . . . . . . . . . . . .      800    21,100
                                                                    ---------
                                                                     155,110
                                                                    ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                          VALUE
                                               SHARES   (NOTE 2)
                                               -------  ---------
BUSINESS SERVICES (continued)
  PREPACKAGED SOFTWARE - 2.51%
  BEA Systems, Inc.*. . . . . . . . . . . . .      550  $ 26,538
  Computer Task Group, Inc. . . . . . . . . .      575     4,887
  Microsoft Corp.*. . . . . . . . . . . . . .      600    41,850
  MicroStrategy, Inc.*. . . . . . . . . . . .      150     3,881
  Siebel Systems, Inc.* . . . . . . . . . . .      375    46,075
  SPSS, Inc.* . . . . . . . . . . . . . . . .      100     2,850
  VERITAS Software Corp.* . . . . . . . . . .      418    44,837
  Vignette Corp.* . . . . . . . . . . . . . .      300    14,456
                                                        ---------
                                                         185,374
                                                        ---------
  MISCELLANEOUS - 3.26%
  ADVO, Inc.* . . . . . . . . . . . . . . . .      100     3,000
  American Management Systems, Inc.*. . . . .      200     7,400
  At Home Corp - Series A*. . . . . . . . . .      950    17,694
  CMGI, Inc.* . . . . . . . . . . . . . . . .      250    17,812
  EarthLink, Inc.*. . . . . . . . . . . . . .      425     8,022
  eBay, Inc.* . . . . . . . . . . . . . . . .      225    35,817
  Electronics for Imaging, Inc.*. . . . . . .      950    49,638
  InfoSpace, Inc.*. . . . . . . . . . . . . .      300    21,544
  Inktomi Corp.*. . . . . . . . . . . . . . .      200    30,788
  Marketing Services Group, Inc.* . . . . . .      175     1,214
  SoftNet Systems, Inc.*. . . . . . . . . . .      150     2,250
  Synopsys, Inc.* . . . . . . . . . . . . . .    1,100    46,200
                                                        ---------
                                                         241,379
                                                        ---------
                                                         961,937
                                                        ---------

CHEMICAL & ALLIED PRODUCTS - 9.35%
  BIOLOGICAL PRODUCTS - 1.07%
  Amgen, Inc.*. . . . . . . . . . . . . . . .    1,000    56,000
  Aviron* . . . . . . . . . . . . . . . . . .      975    23,461
                                                        ---------
                                                          79,461
                                                        ---------

  SOAP, DETERGENTS & CLEANING PRODUCTS- 3.05%
  Alberto Culver Co. - Class B. . . . . . . .      475    11,222
  Clorox Co.. . . . . . . . . . . . . . . . .      925    33,994
  Colgate-Palmolive Co. . . . . . . . . . . .      825    47,128
  Ecolab, Inc.. . . . . . . . . . . . . . . .    1,725    67,383
  Gillette Co.. . . . . . . . . . . . . . . .    1,100    40,700
  Proctor & Gamble Co.. . . . . . . . . . . .      425    25,341
                                                        ---------
                                                         225,768
                                                        ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                                VALUE
                                                     SHARES   (NOTE 2)
                                                     -------  ---------
CHEMICALS & ALLIED PRODUCTS (continued)
  PHARMACEUTICAL PREPARATIONS - 4.20%
  Abbott Laboratories . . . . . . . . . . . . . . .    1,800  $ 69,188
  Eli Lilly & Co. . . . . . . . . . . . . . . . . .      975    75,380
  King Pharmaceuticals, Inc.. . . . . . . . . . . .      613    30,267
  Merck & Co., Inc. . . . . . . . . . . . . . . . .      950    66,025
  Pfizer, Inc.. . . . . . . . . . . . . . . . . . .    1,650    69,506
                                                              ---------
                                                               310,366
                                                              ---------

  MISCELLANEOUS - 1.03%
  Church & Dwight Co., Inc. . . . . . . . . . . . .      275     4,916
  H.B. Fuller Co. . . . . . . . . . . . . . . . . .      225     8,648
  PPG Industries, Inc.. . . . . . . . . . . . . . .    1,150    62,531
                                                              ---------
                                                                76,095
                                                              ---------
                                                               691,690
                                                              ---------

CHILD CARE SERVICES - 0.07%
Bright Horizons Family Solutions, Inc.* . . . . . .      300     5,400
                                                              ---------


COMMUNICATIONS - 8.63%
   RADIO & TELEVISION BROADCASTING STATIONS - 1.20%
   Allegiance Telecom, Inc.*. . . . . . . . . . . .      287    20,305
   Price Communications Corp.*. . . . . . . . . . .      400     8,100
   United Television, Inc.. . . . . . . . . . . . .       25     3,372
   Univision Communications, Inc.*. . . . . . . . .      525    57,356
                                                              ---------
                                                                89,133
                                                              ---------
   TELEPHONE COMMUNICATIONS - 5.96%
   Bell Atlantic Corp.. . . . . . . . . . . . . . .      475    28,144
   BellSouth Corp.. . . . . . . . . . . . . . . . .      625    30,430
   Broadwing, Inc.* . . . . . . . . . . . . . . . .      800    22,650
   Covad Communications Group, Inc.*. . . . . . . .      338     9,366
   Exodus Communications, Inc.* . . . . . . . . . .      300    26,531
   GTE Corp.. . . . . . . . . . . . . . . . . . . .      525    35,569
   Metromedia Fiber Network, Inc.*. . . . . . . . .      650    20,069
   NEXTLINK Communications, Inc.* . . . . . . . . .      325    27,402
   RCN Corp.* . . . . . . . . . . . . . . . . . . .      925    26,478
   SBC Communications, Inc. . . . . . . . . . . . .      675    29,573
   Sprint Corp. (PCS Group)*. . . . . . . . . . . .      750    41,250
   Time Warner Telecom, Inc. - Class A* . . . . . .      350    19,162
   U.S. WEST, Inc.. . . . . . . . . . . . . . . . .      400    28,475
   VoiceStream Wireless Corp.*. . . . . . . . . . .      407    40,293
   Western Wireless Corp.*. . . . . . . . . . . . .      225    11,180
   Winstar Communications, Inc.*. . . . . . . . . .    1,112    44,341
                                                              ---------
                                                               440,913
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)







                                                 VALUE
                                       SHARES   (NOTE 2)
                                       -------  ---------
COMMUNICATIONS (continued)
   MISCELLANEOUS - 1.47%
   Level 3 Communications, Inc.*. . .      500  $ 44,500
   Liberty Digital, Inc.* . . . . . .      425    13,600
   McLeodUSA, Inc. - Class A* . . . .    1,575    39,375
   NTL, Inc.* . . . . . . . . . . . .      143    10,939
                                                ---------
                                                 108,414
                                                ---------
                                                 638,460
                                                ---------

DEPOSITORY INSTITUTIONS - 7.55%
  NATIONAL COMMERCIAL BANKS - 5.44%
  Bank of America Corp. . . . . . . .      850    41,650
  Bank of New York Company, Inc.. . .    1,200    49,275
  BOK Financial Corp.*. . . . . . . .      300     4,922
  Chase Manhattan Corp. . . . . . . .      500    36,031
  Comerica, Inc.. . . . . . . . . . .      425    18,009
  First Charter Corp. . . . . . . . .      150     2,081
  Firstar Corp. . . . . . . . . . . .      625    15,547
  FleetBoston Financial Corp. . . . .      800    28,350
  KeyCorp . . . . . . . . . . . . . .      600    11,100
  Mellon Financial Corp.. . . . . . .      550    17,669
  Old National Bancorp. . . . . . . .      650    21,206
  Second Bancorp, Inc.. . . . . . . .      125     2,133
  Simmons First National Corp.. . . .      100     2,350
  State Street Corp.. . . . . . . . .      625    60,547
  SunTrust Banks, Inc.. . . . . . . .      725    36,794
  United National Bancorp . . . . . .      125     2,445
  U.S. Bancorp. . . . . . . . . . . .      525    10,664
  U.S. Trust Corp.. . . . . . . . . .      100    15,388
  Wachovia Corp.. . . . . . . . . . .      175    10,970
  Westamerica Bancorporation. . . . .      600    15,038
                                                ---------
                                                 402,169
                                                ---------
  STATE COMMERCIAL BANKS - 1.37%
  Century South Banks, Inc. . . . . .      100     2,163
  First Virginia Banks, Inc.. . . . .      525    19,163
  Great Southern Bancorp, Inc.. . . .       25       447
  Hudson United Bancorp . . . . . . .      281     6,340
  Investors Financial Services Corp..      175    14,284
  Mid-State Bankshares. . . . . . . .      125     3,281
  North Fork Bancorporation, Inc. . .      175     2,833
  One Valley Bancorp, Inc.. . . . . .      350    11,878
  Provident Bankshares Corp.. . . . .      551     8,234
  Silicon Valley Bancshares*. . . . .      275    16,981





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                     VALUE
                                           SHARES   (NOTE 2)
                                           -------  ---------
DEPOSITORY INSTITUTIONS (continued)
  STATE COMMERCIAL BANKS (continued)
  West Coast Bancorp. . . . . . . . . . .      300  $  3,113
  Wilmington Trust Corp.. . . . . . . . .      275    12,684
                                                    ---------
                                                     101,401
                                                    ---------
   MISCELLANEOUS - 0.74%
  Citigroup, Inc. . . . . . . . . . . . .      875    52,008
  St. Francis Capital Corp. . . . . . . .      175     2,483
                                                    ---------
                                                      54,491
                                                    ---------
                                                     558,061
                                                    ---------
ELECTRIC, GAS & SANITARY SERVICES - 2.84%
  COMBINED SERVICES - 0.09%
  PG&E Corp.. . . . . . . . . . . . . . .      250     6,484
                                                    ---------

  ELECTRIC SERVICE - 2.41%
  AES Corp.*. . . . . . . . . . . . . . .       75     6,745
  Ameren Corp.. . . . . . . . . . . . . .      450    16,509
  Calpine Corp.*. . . . . . . . . . . . .      200    18,300
  CMP Group, Inc. . . . . . . . . . . . .       75     2,170
  Constellation Energy Group. . . . . . .      700    23,144
  Dominion Resources, Inc.. . . . . . . .      375    16,875
  DTE Energy Co.. . . . . . . . . . . . .      375    12,234
  Duke Energy Corp. . . . . . . . . . . .      125     7,188
  FirstEnergy Corp. . . . . . . . . . . .    1,150    29,253
  Kansas City Power & Light Co. . . . . .      700    17,981
  Northern States Power Co. . . . . . . .      375     8,180
  Southern Co.. . . . . . . . . . . . . .      525    13,092
  Texas Utilities Co. . . . . . . . . . .      200     6,738
                                                    ---------
                                                     178,409
                                                    ---------

  GAS PRODUCTION & DISTRIBUTION - 0.17%
  NICOR, Inc. . . . . . . . . . . . . . .      225     7,622
  Williams Companies, Inc.. . . . . . . .      125     4,664
                                                    ---------
                                                      12,286
                                                    ---------

  WATER SUPPLY - 0.17%
  California Water Service Group. . . . .      100     2,331
  E'Town Corp.. . . . . . . . . . . . . .       50     3,259
  SJW Corp. . . . . . . . . . . . . . . .       25     2,894
  United Water Resources, Inc.. . . . . .      125     4,344
                                                    ---------
                                                      12,828
                                                    ---------
                                                     210,007
                                                    ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                       VALUE
                                             SHARES   (NOTE 2)
                                             -------  ---------
ELECTRONICS & ELECTRICAL EQUIPMENT - 12.37%
   COMMUNICATIONS EQUIPMENT - 2.06%
   CTC Communications Group, Inc.*. . . . .      237  $  7,999
   Lucent Technologies, Inc.. . . . . . . .      900    55,969
   Motorola, Inc. . . . . . . . . . . . . .      375    44,648
   Tellabs, Inc.* . . . . . . . . . . . . .      800    43,850
                                                      ---------
                                                       152,466
                                                      ---------
   COMPONENTS & ACCESSORIES - 9.14%
   Analog Devices, Inc.*. . . . . . . . . .      725    55,689
   Broadcom Corp.*. . . . . . . . . . . . .      275    47,403
   Conexant Systems, Inc.*. . . . . . . . .      375    22,453
   Cree Research, Inc.* . . . . . . . . . .      100    14,550
   CTS Corp.. . . . . . . . . . . . . . . .      475    29,955
   Dionex Corp.*. . . . . . . . . . . . . .      300    10,912
   DuPont Photomasks, Inc.* . . . . . . . .      300    16,819
   E-Tek Dynamics, Inc.*. . . . . . . . . .      150    30,712
   Intel Corp.. . . . . . . . . . . . . . .      450    57,066
   JDS Uniphase Corp.*. . . . . . . . . . .      475    49,281
   LSI Logic Corp.* . . . . . . . . . . . .      750    46,875
   Maxim Integrated Products, Inc.* . . . .      875    56,711
   Photronics, Inc.*. . . . . . . . . . . .       50     1,666
   Raytheon Co. Class B . . . . . . . . . .      950    21,078
   REMEC, Inc.. . . . . . . . . . . . . . .      675    25,608
   R F Micro Devices, Inc.* . . . . . . . .      425    44,227
   SDL, Inc.* . . . . . . . . . . . . . . .      100    19,500
   Silicon Valley Group, Inc.*. . . . . . .    1,150    32,775
   Texas Instruments, Inc.. . . . . . . . .      350    57,006
   Vitesse Semiconductor Corp.* . . . . . .      525    35,733
                                                      ---------
                                                       676,019
                                                      ---------
   MISCELLANEOUS - 1.17%
   Emerson Electric Co. . . . . . . . . . .      725    39,784
   Energizer Holdings, Inc.*. . . . . . . .      425     7,251
   Salton, Inc.*. . . . . . . . . . . . . .       75     3,220
   Thomas & Betts Corp. . . . . . . . . . .    1,175    36,205
                                                      ---------
                                                        86,460
                                                      ---------
                                                       914,945
                                                      ---------

FABRICATED METAL PRODUCTS - 0.69%
Fortune Brands, Inc.. . . . . . . . . . . .      975    24,375
Masco Corp. . . . . . . . . . . . . . . . .    1,200    26,925
                                                      ---------
                                                        51,300
                                                      ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                        VALUE
                                              SHARES   (NOTE 2)
                                              -------  ---------
FOOD & KINDRED PRODUCTS - 3.54%
Bestfoods. . . . . . . . . . . . . . . . . .      800  $ 40,200
Campbell Soup Co.. . . . . . . . . . . . . .      625    16,250
Coca-Cola Co.. . . . . . . . . . . . . . . .      725    34,120
ConAgra, Inc.. . . . . . . . . . . . . . . .    1,350    25,481
General Mills, Inc.. . . . . . . . . . . . .      300    10,912
H.J. Heinz Co. . . . . . . . . . . . . . . .    1,050    35,700
McCormick & Co., Inc.. . . . . . . . . . . .      600    18,713
PepsiCo, Inc.. . . . . . . . . . . . . . . .    1,450    53,197
Ralston-Ralston Purina Group . . . . . . . .    1,275    22,552
Tootsie Roll Industries, Inc.. . . . . . . .      153     4,714
                                                       ---------
                                                        261,839
                                                       ---------

GENERAL MERCHANDISE STORES - 2.11%
BJ's Wholesale Club, Inc.* . . . . . . . . .    1,400    49,612
May Department Stores Co.. . . . . . . . . .      800    22,000
Target Corp. . . . . . . . . . . . . . . . .      650    43,266
Wal-Mart Stores, Inc.. . . . . . . . . . . .      750    41,531
                                                       ---------
                                                        156,409
                                                       ---------

GROCERY STORES - 1.23%
SUPERVALU, Inc.. . . . . . . . . . . . . . .    1,625    33,617
SYSCO Corp.. . . . . . . . . . . . . . . . .      975    36,685
Weis Markets, Inc. . . . . . . . . . . . . .      625    20,781
                                                       ---------
                                                         91,083
                                                       ---------

HOME HEALTH CARE SERVICES- 0.56%
Hooper Holmes, Inc.. . . . . . . . . . . . .    2,400    41,700
                                                       ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 10.29%
  COMPUTER & OFFICE EQUIPMENT - 7.54%
  Cisco Systems, Inc.* . . . . . . . . . . .      850    58,929
  Dell Computer Corp.* . . . . . . . . . . .      800    40,100
  EMC Corp.* . . . . . . . . . . . . . . . .      450    62,522
  Gateway, Inc.* . . . . . . . . . . . . . .      950    52,487
  Hewlett-Packard Co.. . . . . . . . . . . .      425    57,375
  International Business Machine Corp. (IBM)      375    41,859
  Lexmark Internation Group, Inc.* . . . . .      475    56,050
  Micron Electronics, Inc.*. . . . . . . . .      475     5,077
  Minnesota Mining & Manufacturing Co. (3M).      350    30,275
  Pitney Bowes, Inc. . . . . . . . . . . . .      625    25,547
  Safeguard Scientifics, Inc.* . . . . . . .      675    28,181
  Seagate Technology, Inc.*. . . . . . . . .      925    47,002
  Solectron Corp.* . . . . . . . . . . . . .    1,125    52,664
                                                       ---------
                                                        558,068
                                                       ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                            VALUE
                                                  SHARES   (NOTE 2)
                                                  -------  ---------
INDUSTRIAL & COMMERCIAL MACHINERY (continued)
  MISCELLANEOUS - 2.75%
  Applied Materials, Inc.* . . . . . . . . . . .      550  $ 55,997
  Black & Decker Corp. . . . . . . . . . . . . .      750    31,547
  Kulicke & Soffa Industries, Inc.*. . . . . . .      625    48,945
  United Technologies Corp.. . . . . . . . . . .    1,075    66,852
                                                           ---------
                                                            203,341
                                                           ---------
                                                            761,409
                                                           ---------

INSURANCE AGENTS & BROKERS - 0.61%
Brown & Brown, Inc.. . . . . . . . . . . . . . .      150     6,019
Marsh & McLennan Co., Inc. . . . . . . . . . . .      400    39,425
                                                           ---------
                                                             45,444
                                                           ---------

LIFE INSURANCE CARRIERS - 0.35%
Cigna Corp.. . . . . . . . . . . . . . . . . . .      250    19,938
Liberty Corp.. . . . . . . . . . . . . . . . . .      175     5,742
                                                           ---------
                                                             25,680
                                                           ---------

MINING - 1.49%
Arch Coal, Inc.. . . . . . . . . . . . . . . . .      313     1,682
Enron Corp.. . . . . . . . . . . . . . . . . . .      600    41,813
Vastar Resources, Inc. . . . . . . . . . . . . .      825    66,516
                                                           ---------
                                                            110,011
                                                           ---------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
PubliCARD, Inc.* . . . . . . . . . . . . . . . .      275     1,667
                                                           ---------

MOTION PICTURE PRODUCTION & DISTRIBUTION - 1.70%
AT&T Corp. - Liberty Media Group*. . . . . . . .    1,100    54,931
Macrovision Corp.* . . . . . . . . . . . . . . .       75     3,666
Walt Disney Co.. . . . . . . . . . . . . . . . .    1,550    67,134
                                                           ---------
                                                            125,731
                                                           ---------

MOTOR VEHICLE DEALERS (USED ONLY) - 0.10%
Copart, Inc.*. . . . . . . . . . . . . . . . . .      425     7,331
                                                           ---------

MULTI-LINE INSURANCE CARRIERS - 1.37%
Allmerica Financial Corp.. . . . . . . . . . . .      500    27,062
American International Group, Inc. . . . . . . .      400    43,875
Hartford Financial Services Group, Inc.. . . . .      400    20,875
HCC Insurance Holdings, Inc. . . . . . . . . . .      350     4,113
HSB Group, Inc.. . . . . . . . . . . . . . . . .      175     5,075
                                                           ---------
                                                            101,000
                                                           ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                                   VALUE
                                                        SHARES   (NOTE 2)
                                                        -------  ---------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.96%
American Express Co. . . . . . . . . . . . . . . . . .      175  $ 26,261
Associates First Capital Corp. . . . . . . . . . . . .    1,275    28,289
Fannie Mae . . . . . . . . . . . . . . . . . . . . . .      375    22,617
FiNet.com, Inc.* . . . . . . . . . . . . . . . . . . .      250       219
Freddie Mac. . . . . . . . . . . . . . . . . . . . . .      375    17,227
Household International, inc.. . . . . . . . . . . . .      100     4,175
MBNA Corp. . . . . . . . . . . . . . . . . . . . . . .    1,750    46,484
                                                                 ---------
                                                                  145,272
                                                                 ---------

PERSONAL SERVICES - BEAUTY SHOPS - 0.10%
Regis Corp.. . . . . . . . . . . . . . . . . . . . . .      650     7,597
                                                                 ---------


PETROLEUM REFINING & RELATED INDUSTRIES - 2.88%
Ashland, Inc.. . . . . . . . . . . . . . . . . . . . .    1,275    43,509
Chevron Corp.. . . . . . . . . . . . . . . . . . . . .      700    59,587
Exxon Mobil Corp.. . . . . . . . . . . . . . . . . . .      797    61,917
Texaco, Inc. . . . . . . . . . . . . . . . . . . . . .      875    43,313
WD-40 Co.. . . . . . . . . . . . . . . . . . . . . . .      225     4,486
                                                                 ---------
                                                                  212,812
                                                                 ---------

PRIMARY METAL INDUSTRIES - 1.17%
CommScope, Inc.* . . . . . . . . . . . . . . . . . . .    1,375    65,313
Tredegar Corp. . . . . . . . . . . . . . . . . . . . .      825    21,295
                                                                 ---------
                                                                   86,608
                                                                 ---------

PRINTING & PUBLISHING - 1.57%
Gannett Co., Inc.. . . . . . . . . . . . . . . . . . .      500    31,938
McGraw-Hill Companies, Inc.. . . . . . . . . . . . . .      900    47,250
Washington Post Co. - Class B. . . . . . . . . . . . .       75    36,600
                                                                 ---------
                                                                  115,788
                                                                 ---------

PROFESSIONAL & COMMERCIAL EQUIPMENT & SOFTWARE - 0.13%
Insight Enterprises, Inc.* . . . . . . . . . . . . . .      225     9,408
                                                                 ---------

PUBLIC BUILDING & RELATED FURNITURE - 0.79%
Johnson Controls, Inc. . . . . . . . . . . . . . . . .      925    58,564
                                                                 ---------

RAILROADS - 0.23%
Burlington Northern Santa Fe Corp. . . . . . . . . . .      700    16,888
                                                                 ---------

REAL ESTATE INVESTMENT TRUSTS - 0.23%
Boston Properties, Inc.. . . . . . . . . . . . . . . .      475    16,566
MGI Properties, Inc. . . . . . . . . . . . . . . . . .      275       636
                                                                 ---------
                                                                   17,202
                                                                 ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                                         VALUE
                                                              SHARES   (NOTE 2)
                                                              -------  ---------
RESEARCH, MANAGEMENT AND RELATED SERVICES - 0.09%
Quest Diagnostics, Inc.* . . . . . . . . . . . . . . . . . .       75  $  4,364
Xceed, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .      175     2,406
                                                                       ---------
                                                                          6,770
                                                                       ---------


RESTAURANTS - 0.43%
McDonald's Corp. . . . . . . . . . . . . . . . . . . . . . .      825    31,453
                                                                       ---------

RETAIL - MISCELLANEOUS - 1.86%
Amazon.com, Inc.*. . . . . . . . . . . . . . . . . . . . . .      325    17,936
Costco Wholesale Corp.*. . . . . . . . . . . . . . . . . . .      875    47,305
e4L, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .      425       584
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . .      650    36,441
Walgreen Co. . . . . . . . . . . . . . . . . . . . . . . . .    1,250    35,156
                                                                       ---------
                                                                        137,422
                                                                       ---------

RUBBER & PLASTIC FOOTWEAR - 0.25%
NIKE, Inc. - Class B . . . . . . . . . . . . . . . . . . . .      425    18,461
                                                                       ---------

SECURITIES & COMMODITY BROKER, DEALERS & SERVICES - 1.82%
Bear Stearns Companies, Inc. . . . . . . . . . . . . . . . .      750    32,156
John Nuveen Co. - Class A. . . . . . . . . . . . . . . . . .      100     3,988
J.P. Morgan & Co., Inc.. . . . . . . . . . . . . . . . . . .      225    28,884
Morgan Stanley Dean Witter & Co. . . . . . . . . . . . . . .      575    44,131
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . .      250    25,484
Siebert Financial Corp.. . . . . . . . . . . . . . . . . . .       25       236
                                                                       ---------
                                                                        134,879
                                                                       ---------


TECHNICAL INSTRUMENTS & SUPPLIES - 4.97%
   SURGICAL, MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 3.17%
   Baxter International, Inc.. . . . . . . . . . . . . . . .      975    63,497
   Becton, Dickinson & Co. . . . . . . . . . . . . . . . . .    1,250    32,031
   Edwards Lifesciences Corp.* . . . . . . . . . . . . . . .      195     2,925
   Guidant Corp.*. . . . . . . . . . . . . . . . . . . . . .      900    51,638
   Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . .    1,150    59,728
   Techne Corp.* . . . . . . . . . . . . . . . . . . . . . .      350    24,894
                                                                       ---------
                                                                        234,713
                                                                       ---------
   MISCELLANEOUS - 1.80%
   Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . .      275    10,742
   Danaher Corp. . . . . . . . . . . . . . . . . . . . . . .      875    49,984
   Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .      375    20,977
   Primex Technologies, Inc. . . . . . . . . . . . . . . . .      450     9,900
   Xerox Corp. . . . . . . . . . . . . . . . . . . . . . . .    1,575    41,639
                                                                       ---------
                                                                        133,242
                                                                       ---------
                                                                        367,955
                                                                       ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                            VALUE
                                                SHARES     (NOTE 2)
                                              -----------  ---------
TRANSPORTATION EQUIPMENT - 3.37%
   AIRCRAFT & PARTS - 1.27%
   General Dynamics Corp.. . . . . . . . . .         625   $ 36,562
   B.F. Goodrich Co. . . . . . . . . . . . .          50      1,594
   Honeywell International, Inc. . . . . . .       1,000     56,000
                                                           ---------
                                                             94,156
                                                           ---------
   MOTOR VEHICLE PARTS & ACCESSORIES - 2.01%
   Delphi Automotive Systems Corp. . . . . .         575     10,997
   Ford Motor Co.. . . . . . . . . . . . . .         575     31,445
   Genuine Parts Co. . . . . . . . . . . . .       1,300     34,125
   ITT Industries, Inc.. . . . . . . . . . .       1,450     45,766
   Rockwell International Corp.. . . . . . .         675     26,578
                                                           ---------
                                                            148,911
                                                           ---------
   MISCELLANEOUS - 0.09%
   Fleetwood Enterprises, Inc. . . . . . . .         425      6,216
                                                           ---------
                                                            249,283
                                                           ---------

TOTAL COMMON STOCK
   (Identified Cost  $7,490,694) . . . . . .              7,473,372
                                                           ---------

SHORT-TERM INVESTMENTS - 0.44%
Dreyfus Treasury Cash Management Fund
   (Identified Cost  $32,875). . . . . . . .      32,875     32,875
                                                           ---------

TOTAL INVESTMENTS - 101.47%
(Identified Cost  $7,523,569). . . . . . . .              7,506,247

OTHER ASSETS, LESS LIABILITIES - (1.47)% . .               (108,946)
                                                        -----------

NET ASSETS - 100%. . . . . . . . . . . . . .             $7,397,301
                                                         ===========





*  Non-income  producing  security.

Federal  Tax  Information:

At April 30, 1999, the net unrealized depreciation based on identified cost for federal income tax purposes of $7,523,569 was as follows:

Unrealized  appreciation                              $    632,369

Unrealized  depreciation                                   (649,691)
                                                      --------------

UNREALIZED  DEPRECIATION  -  NET                      $   (  17,322)
                                                      ==============

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (unaudited)




April 30, 2000

ASSETS:
Investments, at value (identified cost $7,523,569)(Note 2)  $7,506,247
Dividends receivable . . . . . . . . . . . . . . . . . . .       5,452
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   7,511,699
                                                            -----------


LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . .         565
Accrued fund accounting fees (Note 3). . . . . . . . . . .       4,449
Accrued directors' fees (Note 3) . . . . . . . . . . . . .       3,394
Accrued distribution and service fees (Note 3) . . . . . .       1,569
Transfer agent fees payable (Note 3) . . . . . . . . . . .         668
Payable for fund shares repurchased. . . . . . . . . . . .     100,000
Other payables and accrued expenses. . . . . . . . . . . .       3,753
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .     127,756
                                                            -----------

NET ASSETS FOR 715,727 SHARES OUTSTANDING. . . . . . . . .  $7,397,301
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    7,157
Additional paid-in-capital . . . . . . . . . . . . . . . .   7,306,525
Undistributed net investment income. . . . . . . . . . . .       9,359
Accumulated net realized gain on investments . . . . . . .      91,582
Net unrealized depreciation on investments . . . . . . . .     (17,322)
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $7,397,301
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($16,900/1,602 shares). . . . . . . . . . . . . . . . .  $    10.55
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS E
   ($7,380,401/714,125 shares) . . . . . . . . . . . . . .  $    10.33
                                                            ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (unaudited)




FOR THE PERIOD ENDED APRIL 30, 2000

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $ 34,751
Interest. . . . . . . . . . . . . . . . . . . . . . .     9,504
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .    44,255
                                                       ---------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    13,923
Fund accounting fees (Note 3) . . . . . . . . . . . .     4,449
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,394
Transfer agent fees (Note 3). . . . . . . . . . . . .       668
Distribution and service fees (Class E) (Note 3). . .     6,999
Audit fee . . . . . . . . . . . . . . . . . . . . . .     4,477
Custody fees. . . . . . . . . . . . . . . . . . . . .     2,827
Miscellaneous . . . . . . . . . . . . . . . . . . . .     3,112
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    39,849

Less Reduction of Expenses (Note 3) . . . . . . . . .   (13,358)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .    26,491
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .    17,764
                                                       ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    91,582
Net change in unrealized depreciation on investments.   (17,322)
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS )
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .    74,260
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $ 92,024
                                                       =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  CHANGES  IN  NET  ASSETS  (unaudited)




                                                          FOR THE
                                                          PERIOD
                                                           ENDED
                                                          4/30/00
                                                        -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   17,764
Net realized gain on investments . . . . . . . . . . .      91,582
Net change in unrealized depreciation on investments .     (17,322)
                                                        -----------

Net increase (decrease) from operations. . . . . . . .      92,024
                                                        -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income - Class E . . . . . . . . .      (8,405)
                                                        -----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).   7,313,682
                                                        -----------

Net increase in net assets . . . . . . . . . . . . . .   7,397,301

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .          --
                                                        -----------

END OF PERIOD (including undistributed net investment
    income of $9,359). . . . . . . . . . . . . . . . .  $7,397,301
                                                        ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  (unaudited)




                                                           CLASS A            CLASS E
                                                           FOR THE            FOR THE
                                                       PERIOD 2/23/00+    PERIOD11/10/99+
                                                         TO 04/30/00        TO 04/30/00
                                                      -----------------  -----------------
Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $          10.00   $          10.00
                                                      -----------------  -----------------

Income from investment operations:
   Net investment income . . . . . . . . . . . . . .              0.02               0.03
   Net realized and unrealized gain
      on investments . . . . . . . . . . . . . . . .              0.53               0.32
                                                      -----------------  -----------------

Total from investment operations . . . . . . . . . .              0.55               0.35
                                                      -----------------  -----------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .                --              (0.02)
                                                      -----------------  -----------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $          10.55   $          10.33
                                                      =================  =================

Total return 1 . . . . . . . . . . . . . . . . . . .              5.50%              3.47%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .            0.70%2             0.95%2
    Net investment income *. . . . . . . . . . . . .            0.66%2             0.63%2

Portfolio turnover . . . . . . . . . . . . . . . . .                20%                20%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $             17   $          7,380
                                                      =================  =================






* The investment advisor did not impose all or a portion of its management fee. If these expenses had been incurred by the Series the net investment income per share and the ratios would have been as follows:




Net investment income . . . . .  $  0.01  $  0.01

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.10%2   1.42%2
   Net investment income. . . .   0.26%2   0.16%2




+  Commencement  of  operations.
1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
PureMarkSM Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Currently, Class A and Class E are offered.
Currently,  Class  A  and  Class  E  are  offered.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million have been designated as PureMarkSM Series Class A Common Stock and 2.5 million have been designated as PureMarkSM Series Class E.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

     FEDERAL  INCOME  TAXES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

     OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% for Class A shares and 0.95% for Class E shares, of average daily net assets each year. Accordingly, the Advisor waived fees amounting to $13,358 for the periods ended April 30, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Notes  to  Financial  Statements  (unaudited)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor of the Fund's shares. The Series compensates the distributor for distributing and servicing the Series' Class E shares pursuant to plans of distribution, regardless of expenses actually incurred. The distribution fees were accrued daily and payable quarterly, at an annual rate of 0.25% of the Class E's average daily net assets. No distribution or service fees were paid for the Class A shares of the Series.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the periods ended April 30, 2000, purchases and sales of securities, other than United States Government securities and short-term securities, were $8,404,442 and $1,005,346, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  PureMarkSM  Series Class A Common Stock were:

               For the Period
               Ended 04/30/00
               --------------
               Shares     Amount
               ------     ------
Sold           1,602     $16,757
               -----     -------
Net change     1,602     $16,757
               =====     =======


     Transactions  in  shares  of  PureMarkSM  Series Class E Common Stock were:

                 For the Period
                 Ended 4/30/00
                 -------------
                Shares     Amount
                ------     ------
Sold           757,954     $7,750,209
Reinvested         850          8,405
Repurchased    (44,679)      (461,689)
              --------     ---------
Net change     714,125     $7,296,925
              ========     ==========


6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2000.

Exeter  Fund,  Inc.
Semi-Annual  Report
April  30,  2000
Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Over the course of the last year, the stock market has given investors a roller-coaster ride. While stocks finished 1999 with strong returns, the environment, undoubtedly, left people scratching their heads. Many publications like to report the gaudy numbers of how the stock market performed over 1999, but perhaps the most intriguing statistic we've seen about last year's market is the price change of the median stock on the New York Stock Exchange: -4.4%. In actuality, the typical U.S. stock went down in 1999, despite the impression by composites that are skewed by capitalization weighting.

The first quarter of 2000 was not as kind to the stock market as many investors had come to expect. The Dow Jones Industrial Average was extremely volatile, closing up or down at least 100 points on 28 different days in the quarter, and finished with a -4.6% return. It is possible, and we hope it will turn out to be true, that the recent market volatility reflects a step toward fundamentals and away from the speculative atmosphere that has dominated in recent years.

After struggling through 1999, the bond market has started to show some life over the first part of 2000. A large factor in this stronger performance was the U.S. Treasury's announcement that it plans to buy back existing, long-term U.S. Treasury Securities. The buyback is expected to significantly reduce the supply of longer-term bonds over the next few years, and the anticipation of such has contributed to the increase in the price of long-term bonds. Long-term interest rates declined during the first part of 2000, but short-term rates rose in response to increases in the Fed Funds rate implemented by the Federal Reserve Bank. These higher rates tend to reduce liquidity in the economy, which partially explains why many stock market indices struggled over the early part of this year.

All four objective-based Series have continued to turn in healthy positive gains over the last six months despite the U.S. stock market's turmoil. Beyond the benefits achieved by investing part of the portfolios' assets in long bonds, investments in attractively valued domestic and foreign stocks have paid off as well. So far this year, our energy and health care stocks have led the way for us, reporting strong returns and outpacing the S&P 500 in both particular sectors. International stocks have grown to play an even larger role, as we have continued to identify value abroad. This gives us the opportunity to do well even when the domestic environment is inhospitable to value investors. This experience emphasizes the fact that fundamental investment disciplines are a form of universal language, as we have been able to add value as investors in foreign markets over time, using the same traditional strategies we developed in the U.S. market. We believe that concentrating on fundamentals and avoiding overvalued securities is the key to long-term success in the markets.

As of late, there have been more and more articles in the press about long-time value managers finally caving in to performance pressures and abandoning their performance styles. We have not. Right now, we are coming off a year in which performance was good, and our valuation characteristics remain firmly intact. While it is still too early to tell, the sharp disruptions in some of the high-flying areas of the market lately suggest that the best may be yet to come for those who have stayed true to fundamental investment disciplines.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  ASSET  MANAGEMENT

Asset  Allocation  -  As  of  4/30/00  (unaudited)

[graphic]
[pie  chart]

Defensive  Series

Stocks  -  17.75%
Bonds  -  79.35%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 2.90%

[graphic]
[pie  chart]

Blended  Asset  Series  I

Stocks  -  45.80%
Bonds  -  51.58%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 2.62%

[graphic]
[pie  chart]

Blended  Asset  Series  II

Stocks  -  56.30%
Bonds  -  41.48%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 2.22%

[graphic]
[pie  chart]

Maximum  Horizon  Series

Stocks  -  87.62%
Bonds  -  4.73%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 7.65%

Performance  Update  as  of  April  30,  2000  (unaduited)


Exeter  Fund,  Inc.  -  Defensive  Series



                                Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,353             3.53%       3.53%
Inception 1 $12,914            29.14%       5.85%




Lehman  Brothers  Intermediate  Bond  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,155             1.55%       1.55%
Inception 1 $12,667            26.67%       5.39%



15-85  Blended  Index



                                Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,294             2.94%       2.94%
Inception 1 $14,287            42.87%       8.25%




The value of a $10,000 investment in the Exeter Fund, Inc. - Defensive Series from its inception (11/1/95) to present (4/30/00) as compared to the Lehman Brothers Intermediate Bond Index and a 15-85 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




            Exeter Fund, Inc.  Lehman Brothers Intermediate
Date        Defensive Series            Bond Index           15-85 Blended Index
11/01/1995  10,000              10,000                        10,000
10/31/1996  10,494              10,581                        10,847
10/31/1997  11,411              11,374                        12,052
10/31/1998  12,157              12,411                        13,398
10/31/1999  12,371              12,533                        13,999
04/30/2000  12,914              12,667                        14,287




1 Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 15-85 Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. Both Indices returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)



                                                                   VALUE
Defensive Series                                        SHARES   (NOTE 2)
------------------------------------------------------  -------  ---------
COMMON STOCK - 17.75%
AGRICULTURAL PRODUCTION -0.06%
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . .      375  $  3,094
                                                                 ---------

APPAREL - 0.59%
Adidas-Salomon AG (Germany) (Note 7) . . . . . . . . .      450    28,376
                                                                 ---------

BUSINESS SERVICES - 0.30%
National Data Corp.. . . . . . . . . . . . . . . . . .      525    14,569
                                                                 ---------

CHEMICAL & ALLIED PRODUCTS - 3.54%
    AGRICULTURAL PRODUCTS - 0.03%
    Agrium, Inc. (Note 7). . . . . . . . . . . . . . .       75       703
    Mississippi Chemical Corp. . . . . . . . . . . . .       75       577
                                                                 ---------
                                                                    1,280
                                                                 ---------
    BIOLOGICAL PRODUCTS - 0.66%
    Connetics Corp.. . . . . . . . . . . . . . . . . .       50       475
    Cypress Bioscience, Inc.*. . . . . . . . . . . . .      450       984
    PathoGenesis Corp. . . . . . . . . . . . . . . . .       50     1,063
    Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .    1,000    29,375
                                                                 ---------
                                                                   31,897
                                                                 ---------

    PHARMACEUTICAL PREPARATIONS - 1.55%
    Abbott Laboratories. . . . . . . . . . . . . . . .       25       961
    American Home Products Corp. . . . . . . . . . . .       10       562
    Merck KgaA (Germany) (Note 7). . . . . . . . . . .       25       720
    Mylan Laboratories, Inc. . . . . . . . . . . . . .    2,000    56,750
    Pharmacia Corp.. . . . . . . . . . . . . . . . . .       11       549
    Teva Pharmaceutical Industries Ltd. - ADR (Note D)      300    13,200
    Warner-Lambert Co. . . . . . . . . . . . . . . . .       10     1,138
    Watson Pharmaceuticals, Inc. . . . . . . . . . . .       10       449
                                                                 ---------
                                                                   74,329
                                                                 ---------

    PLASTIC MATERIALS - 1.30%
    Eastman Chemical Co. . . . . . . . . . . . . . . .    1,200    62,775
                                                                 ---------
                                                                  170,281
                                                                 ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.35%
Cerner Corp. . . . . . . . . . . . . . . . . . . . . .       10       221
Parametric Technology Corp.. . . . . . . . . . . . . .    1,900    15,497
Shared Medical Systems Corp. . . . . . . . . . . . . .       25     1,036
                                                                 ---------
                                                                   16,754
                                                                 ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                         VALUE
Defensive Series                              SHARES   (NOTE 2)
--------------------------------------------  -------  ---------
CRUDE PETROLEUM & NATURAL GAS - 2.17%
Gulf Canada Resources Ltd. - ADR (Note 7). .   13,600  $ 56,100
Halliburton Co.. . . . . . . . . . . . . . .      500    22,094
Petroleo Brasileiro S.A. (Petrobras) -
  ADR (Note 7) . . . . . . . . . . . . . . .    1,075    25,468
Stolt Comex Seaway SA* (Note 7). . . . . . .       75       905
                                                       ---------
                                                        104,567
                                                       ---------


ELECTRIC, GAS & SANITARY SERVICES - 1.08%
CH Energy Group, Inc.. . . . . . . . . . . .       25       823
Cinergy Corp.. . . . . . . . . . . . . . . .      350     9,362
Conectiv, Inc. . . . . . . . . . . . . . . .      500     8,875
FirstEnergy Corp.. . . . . . . . . . . . . .      400    10,175
Newpark Resources, Inc.* . . . . . . . . . .      450     3,712
PPL Corp.. . . . . . . . . . . . . . . . . .      400     9,550
Potomac Electric Power Co. . . . . . . . . .      400     9,375
                                                       ---------
                                                         51,872
                                                       ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.24%
The Carbide/Graphite Group, Inc.*. . . . . .      300     1,050
Raytheon Co. - Class A . . . . . . . . . . .      450    10,322
                                                       ---------
                                                         11,372
                                                       ---------

FABRICATED METAL PRODUCTS - 0.36%
Alliant Techsystems, Inc.. . . . . . . . . .       25     1,741
American National Can Group. . . . . . . . .       75     1,261
Lockheed Martin Corp.. . . . . . . . . . . .      550    13,681
Norddeutsche Affinerie AG (Germany) (Note 7)       75       724
                                                       ---------
                                                         17,407
                                                       ---------

FOOD & BEVERAGES - 2.26%
Bestfoods. . . . . . . . . . . . . . . . . .      600    30,150
Diageo plc - ADR (Note 7). . . . . . . . . .      550    18,700
Flowers Industries, Inc. . . . . . . . . . .       25       381
H.J. Heinz Co. . . . . . . . . . . . . . . .      900    30,600
Unilever plc - ADR (Note D). . . . . . . . .    1,160    28,855
                                                       ---------
                                                        108,686
                                                       ---------

FURNITURE & FIXTURES - 0.03%
Hillenbrand Industries, Inc. . . . . . . . .       50     1,506
                                                       ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)







                                                                    VALUE
Defensive Series                                           SHARES  (NOTE 2)
---------------------------------------------------------  ------  ---------

GENERAL SURGICAL & MEDICAL HOSPITALS - 0.47%
Columbia/HCA Healthcare Corp.*. . . . . . . . . . . . . .     125  $  3,555
Health Management Associates, Inc. *. . . . . . . . . . .     100     1,594
Lifepoint Hospitals, Inc. * . . . . . . . . . . . . . . .     175     2,997
Province Healthcare Co. * . . . . . . . . . . . . . . . .      75     2,166
Quorum Health Group, Inc. * . . . . . . . . . . . . . . .     175     1,859
Tenet Healthcare Corp.* . . . . . . . . . . . . . . . . .     100     2,550
Triad Hospitals, Inc. * . . . . . . . . . . . . . . . . .     225     3,867
Universal Health Services, Inc. * . . . . . . . . . . . .      75     4,106
                                                                   ---------
                                                                     22,694
                                                                   ---------

GLASS PRODUCTS - 0.05%
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . .      50     1,525
Waterford Wedgwood (United Kingdom) (Note 7). . . . . . .     800       776
                                                                   ---------
                                                                      2,301
                                                                   ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.49%
Baker Hughes,  Inc. . . . . . . . . . . . . . . . . . . .   1,100    34,994
Bell & Howell Co.*. . . . . . . . . . . . . . . . . . . .      25       664
Compaq Computer Corp. . . . . . . . . . . . . . . . . . .   1,200    35,100
Moog Inc. - Class A*. . . . . . . . . . . . . . . . . . .      25       589
PSC, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      75       300
                                                                   ---------
                                                                     71,647
                                                                   ---------

INVESTORS - 0.30%
Reed International plc - ADR (Note 7) . . . . . . . . . .     500    14,313
                                                                   ---------

METAL INDUSTRIES - 0.40%
Intermet Corp.. . . . . . . . . . . . . . . . . . . . . .      75       553
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . .     300    13,875
Texas Industries, Inc.. . . . . . . . . . . . . . . . . .     150     4,894
                                                                   ---------
                                                                     19,322
                                                                   ---------

MOTION PICTURE PRODUCTION  - 0.03%
Alliance Atlantis Communications Corp.* (Canada) (Note 7)     100     1,245
                                                                   ---------

NURSING CARE FACILITIES - 0.03%
Manor Care, Inc.* . . . . . . . . . . . . . . . . . . . .     125     1,492
                                                                   ---------

PAPER & ALLIED PRODUCTS - 0.03%
Smurfit - Stone Container Corp.*. . . . . . . . . . . . .      99     1,510
                                                                   ---------

RETAIL - SPECIALTY STORES - 0.07%
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . .     775     3,052
Syms Corp.. . . . . . . . . . . . . . . . . . . . . . . .      75       300
                                                                   ---------
                                                                      3,352
                                                                   ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                   VALUE
Defensive Series                                  SHARES   (NOTE 2)
------------------------------------------------  -------  ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.02%
Applied Extrusion Technologies, Inc. . . . . . .      125  $    898
                                                           ---------

SOCIAL SERVICES - 0.08%
Alterra Healthcare Corp.*. . . . . . . . . . . .      250       812
American Retirement Corp. *. . . . . . . . . . .      200     1,500
Brookdale Living Communities, Inc.*. . . . . . .       25       322
Emeritus Corp.*. . . . . . . . . . . . . . . . .       50       200
Sunrise Assisted Living, Inc. *. . . . . . . . .       50       788
                                                           ---------
                                                              3,622
                                                           ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 1.08%
Baxter International, Inc. . . . . . . . . . . .       25     1,628
Beckman Coulter, Inc.. . . . . . . . . . . . . .       25     1,620
Beckton, Dickinson & Co. . . . . . . . . . . . .       50     1,281
Eastman Kodak Co.. . . . . . . . . . . . . . . .      850    47,547
Edwards Lifesciences Corp. . . . . . . . . . . .        5        75
                                                           ---------
                                                             52,151
                                                           ---------

TELECOMMUNICATION SERVICES - 0.34%
Sinclair Broadcast Group, Inc.*. . . . . . . . .      125       977
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR PFD (Note D) . . . . . . . . . . . . . .      130    15,364
                                                           ---------
                                                             16,341
                                                           ---------

TESTING LABORATORIES - 0.08%
Paradigm Geophysical Ltd.* . . . . . . . . . . .      700     4,069
                                                           ---------

TEXTILE MILL PRODUCTS - 0.11%
Albany International Corp. - Class A . . . . . .      358     5,437
                                                           ---------

TRANSPORTATION - 2.19%
    EQUIPMENT - 0.31%
    Newport News Shipbuilding, Inc.. . . . . . .       25       834
    Northrop Grumman Corp. . . . . . . . . . . .      200    14,175
                                                           ---------
                                                             15,009
                                                           ---------
    RAILROAD - 1.76%
    Burlington North Santa Fe Corp.. . . . . . .    1,800    43,425
    Canadian National Railway Co. - ADR (Note D)    1,450    40,691
    Westinghouse Air Brake Co. . . . . . . . . .       50       566
                                                           ---------
                                                             84,682
                                                           ---------
    WATER - 0.12%
    Trico Marine Services, Inc.* . . . . . . . .      775     5,861
                                                           ---------
                                                            105,552
                                                           ---------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                PRINCIPAL     VALUE
Defensive Series                              AMOUNT/SHARES  (NOTE 2)
--------------------------------------------  -------------- --------

TOTAL COMMON STOCK
    (Identified Cost $845,938) . . . . . . .                 $  854,430
                                                              ----------

U.S. TREASURY SECURITIES - 69.81%

U.S. TREASURY BONDS - 5.90%
    U.S. Treasury Bond, 6.875%,  8/15/2025 .  $      210,000    227,128
    U.S. Treasury Bond, 6.500%, 11/15/2026 .          55,000     57,063
                                                                --------

TOTAL U.S. TREASURY BONDS
  (Identified Cost $282,852) . . . . . . . .                    284,191
                                                                --------

U.S. TREASURY NOTES - 63.91%
    U.S. Treasury Notes, 6.125%,  9/30/2000.         150,000    149,859
    U.S. Treasury Notes, 5.625%,  2/28/2001.          60,000     59,588
    U.S. Treasury Notes, 6.375%,  9/30/2001.          25,000     24,891
    U.S. Treasury Notes, 7.500%, 11/15/2001.          50,000     50,575
    U.S. Treasury Notes, 6.250%,  6/30/2002.         150,000    148,641
    U.S. Treasury Notes, 5.875%,  9/30/2002.         275,000    270,188
    U.S. Treasury Notes, 6.250%,  2/15/2003.         215,000    212,850
    U.S. Treasury Notes, 5.500%,  3/31/2003.         190,000    184,478
    U.S. Treasury Notes, 5.875%,  2/15/2004.          75,000     73,266
    U.S. Treasury Notes, 6.000%,  8/15/2004.         500,000    489,532
    U.S. Treasury Notes, 7.250%,  8/15/2004.          65,000     66,544
    U.S. Treasury Notes, 6.500%,  5/15/2005.         625,000    624,024
    U.S. Treasury Notes, 6.125%,  8/15/2007.           5,000      4,895
    U.S. Treasury Notes, 5.500%,  2/15/2008.         240,000    226,350
    U.S. Treasury Notes, 4.750%, 11/15/2008.         550,000    491,219
                                                                --------

TOTAL U.S. TREASURY NOTES
  (Identified Cost $3,129,301) . . . . . . .                  3,076,900
                                                              ----------

TOTAL U.S. TREASURY SECURITIES
      (Identified Cost $3,412,153) . . . . .                  3,361,091
                                                              ----------

U.S. GOVERNMENT AGENCIES - 9.54%
MORTGAGE BACKED SECURITIES
    GNMA, Pool #365225, 9.00%, 11/15/2024. .          20,013     20,724
    GNMA, Pool #398655, 6.50%,   5/15/2026 .          38,154     35,850
    GNMA, Pool #452826, 9.00%,   1/15/2028 .         104,242    107,799
    GNMA, Pool #460820, 6.00%,   6/15/2028 .          92,628     84,272
    GNMA, Pool #458983, 6.00%,   1/15/2029 .         231,746    210,703
                                                                --------

TOTAL U.S. GOVERNMENT AGENCIES
  (Identified Cost $472,434) . . . . . . . .                    459,348
                                                               --------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                     VALUE
Defensive Series                          SHARES    (NOTE 2)
--------------------------------------  ----------  ---------

SHORT-TERM INVESTMENTS - 1.83%
Dreyfus Treasury Cash Management Fund
      (Identified Cost $88,352). . . .      88,352  $    88,352
                                                    -----------

TOTAL INVESTMENTS - 98.93%
      (Identified Cost $4,818,877) . .                4,763,221

OTHER ASSETS, LESS LIABILITIES - 1.07%                   51,652
                                                     ----------

NET ASSETS - 100%. . . . . . . . . . .               $4,814,873
                                                     ==========




*Non-income  producing  security

Federal  Tax  Information:

At April 30, 2000, the net unrealized depreciation based on identified cost for federal income tax purposes of $4,818,877 was as follows:

Unrealized  appreciation                              $100,157

Unrealized  depreciation                               (155,813)
                                                      ----------

UNREALIZED  DEPRECIATION  -  NET                      $  (55,656)
                                                      ===========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Defensive  Series  (unaudited)




APRIL 30, 2000

ASSETS:
Investments, at value (identified cost $4,818,877)(Note 2) .  $4,763,221
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .         943
Interest receivable. . . . . . . . . . . . . . . . . . . . .      61,217
Receivable for fund shares sold. . . . . . . . . . . . . . .       7,826
Receivable for securities sold . . . . . . . . . . . . . . .       7,092
Dividends receivable . . . . . . . . . . . . . . . . . . . .       1,425
                                                              -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   4,841,724
                                                              -----------


LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .         588
Accrued directors' fees (Note 3) . . . . . . . . . . . . . .       5,708
Accrued fund accounting fees (Note 3). . . . . . . . . . . .       3,672
Transfer agent fees payable (Note 3) . . . . . . . . . . . .         560
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .       6,746
Registration and filing fees payable . . . . . . . . . . . .       5,112
Other payables and accrued expenses. . . . . . . . . . . . .       4,465
                                                              -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      26,851
                                                              -----------

NET ASSETS FOR 452,762 SHARES OUTSTANDING. . . . . . . . . .  $4,814,873
                                                              ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    4,528
Additional paid-in-capital . . . . . . . . . . . . . . . . .   4,718,356
Undistributed net investment income. . . . . . . . . . . . .      70,410
Accumulated net realized gain on investments . . . . . . . .      77,238
Net unrealized depreciation on investments and other assets
   and liabilities . . . . . . . . . . . . . . . . . . . . .     (55,659)
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $4,814,873
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($4,814,873/452,762 shares) . . . . . . . . . . . . . . .  $    10.63
                                                              ===========



The  accompanying  notes  are  an  integral  part  of  financial  statements.

Statement  of  Operations  -  Defensive  Series  (unaudited)



FOR THE SIX MONTHS ENDED APRIL 30, 2000

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $115,520
Dividends (net of foreign tax withheld, $192) . . . .     8,942
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .   124,462
                                                       ---------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    19,664
Fund accounting fees (Note 3) . . . . . . . . . . . .     3,672
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,591
Transfer agent fees (Note 3). . . . . . . . . . . . .       560
Registration and filing fees. . . . . . . . . . . . .     4,987
Audit fee . . . . . . . . . . . . . . . . . . . . . .     4,737
Custodian fee . . . . . . . . . . . . . . . . . . . .     2,992
Miscellaneous . . . . . . . . . . . . . . . . . . . .     2,199
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .    41,402

Less Reduction of Expenses (Note 3) . . . . . . . . .   (18,076)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .    23,326
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   101,136
                                                       ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized gain on investments. . . . . . . . . . .    88,402
Net change in unrealized depreciation on investments.    17,368
                                                       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .   105,770
                                                       ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $206,906
                                                       =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Defensive  Series



                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED      FOR THE
                                                          4/30/00     YEAR ENDED
                                                          (unaudited)  10/31/99
                                                        ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   101,136   $ 235,418
Net realized gain on investments . . . . . . . . . . .       88,402      39,396
Net change in unrealized appreciation (depreciation)
    on investments . . . . . . . . . . . . . . . . . .       17,368    (154,121)
                                                        ------------  ----------

Net increase from operations . . . . . . . . . . . . .      206,906     120,693
                                                        ------------  ----------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .     (147,880)   (212,396)
From net realized gain on investments. . . . . . . . .      (42,821)    (20,762)
                                                        ------------  ----------

Total distribution to shareholders . . . . . . . . . .     (190,701)   (233,158)
                                                        ------------  ----------


CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share
   transactions (Note 5) . . . . . . . . . . . . . . .      (38,090)   (783,936)
                                                        ------------  ----------

Net decrease in net assets . . . . . . . . . . . . . .      (21,885)   (896,401)


NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    4,836,758    5,733,159
                                                        ------------  ----------

END OF PERIOD (including undistributed net investment
income of $70,410 and $117,154, respectively). . . . .  $ 4,814,873   $4,836,758
                                                       ============   ==========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Defensive  Series



                                          FOR THE
                                         SIX MONTHS
                                           ENDED       FOR THE YEAR ENDED
                                          4/30/00           10/31/99         10/31/98    10/31/97    10/31/96
                                          (unaudited)
                                        ------------  --------------------  ----------  ----------  ----------

Per share data (for a share
outstanding throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD      $10.62            $10.85           $10.71      $10.29      $10.00
                                        ------------  --------------------  ----------  ----------  ----------

Income from investment operations:
Net investment income*                      0.24              0.46             0.35        0.42        0.35
Net realized and unrealized gain on
investments                                 0.21             (0.27)            0.32        0.45        0.14
                                        ------------  --------------------  ----------  ----------  ----------

Total from investment operations            0.45              0.19             0.67        0.87        0.49
                                        ------------  --------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income                 (0.34)            (0.38)           (0.35)      (0.38)      (0.20)
From net realized gain on investments      (0.10)            (0.04)           (0.18)      (0.07)        --
                                        ------------  --------------------  ----------  ----------  ----------

Total distribution, to shareholders        (0.44)            (0.42)           (0.53)      (0.45)      (0.20)
                                        ------------  --------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD            $10.63            $10.62           $10.85      $10.71      $10.29
                                        ============  ====================  ==========  ==========  ==========

Total return1                              4.39%             1.75%            6.54%       8.74%       4.94%

Ratios (to average net assets) /
Supplemental data:
Expenses*                                  1.00%2            1.00%            1.00%       1.00%       1.00%
Net investment income*                     4.33%2            4.08%            4.20%       4.45%       4.26%

Portfolio turnover                          20%               33%              15%         60%         30%

NET ASSETS - END OF PERIOD
(000's omitted)                            $4,815            $4,837           $5,733      $1,764       $745
                                        ============  ====================  ==========  ==========  ==========




*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $  0.21  $0.40   $0.29   $0.27   $0.23

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.51%2   1.57%   1.73%   2.59%   2.50%
   Net investment income. . . .   3.82%2   3.51%   3.47%   2.86%   2.76%




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

Performance  Update  as  of  April  30,  2000  (unaudited)


Exeter  Fund,  Inc.  -  Blended  Asset  Series  I



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,473             4.73%      4.73%
Five Year   $16,014            60.14%      9.86%
Inception 1 $17,352            73.52%      8.67%




Lehman  Brothers  Intermediate  Bond  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,155             1.55%      1.55%
Five Year   $14,382            43.82%      6.18%
Inception 1 $14,039            40.39%      5.25%



30  -  70  Blended  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,431                 4.31%   4.31%
Five Year   $17,509                75.09%  11.84%
Inception 1 $18,854                88.54%  10.04%




The value of a $10,000 investment in the Exeter Fund, Inc. - Blended Asset Series I from its inception (9/15/93) to present (4/30/00) as compared to the Lehman Brothers Intermediate Bond Index and a 30-70 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




               Exeter Fund, Inc.  Lehman Brothers
                 Blended Asset    Intermediate      30-70 Blended
Date               Series I         Bond Index        Index
09/15/1993     10,000              10,000          10,000
12/31/1993     10,092              10,032          10,081
12/31/1994     10,012               9,838           9,986
12/31/1995     12,123              11,347          12,151
10/31/1996     12,806              11,728          13,040
10/31/1997     14,472              12,606          14,965
10/31/1998     15,383              13,755          16,937
10/31/1999     16,048              13,891          18,300
04/30/2000     17,352              14,039          18,854




1 Performance numbers for the Series and Indices are calculated from September 15, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The 30-70 Blended Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization- weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stocks Exchange, and Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                               VALUE
Blended Asset Series I                              SHARES    (NOTE 2)
-------------------------------------------------  ---------  ---------
COMMON STOCK - 45.80%
AGRICULTURAL PRODUCTION - 0.04%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . .      1,250  $ 10,313
                                                              ---------

APPAREL - 1.77%
Adidas-Salomon AG (Germany) (Note 7). . . . . . .      6,700   422,493
                                                              ---------

BUSINESS SERVICES - 0.77%
National Data Corp. . . . . . . . . . . . . . . .      6,625   183,844
                                                              ---------

CHEMICAL & ALLIED PRODUCTS - 8.02%
  AGRICULTURAL PRODUCTS - 0.07%
   Agrium, Inc. (Note 7). . . . . . . . . . . . .      1,000     9,375
   Mississippi Chemical Corp. . . . . . . . . . .      1,050     8,072
                                                              ---------
                                                                17,447
                                                              ---------
  BIOLOGICAL PRODUCTS - 2.17%
   Connetics Corp.. . . . . . . . . . . . . . . .        575     5,462
   Cypress Bioscience, Inc.*. . . . . . . . . . .      5,925    12,961
   PathoGenesis Corp.*. . . . . . . . . . . . . .        500    10,625
   Sigma-Aldrich Corp.. . . . . . . . . . . . . .     16,675   489,828
                                                              ---------
                                                               518,876
                                                              ---------
  PHARMACEUTICAL PREPARATIONS - 2.87%
   Abbott Laboratories. . . . . . . . . . . . . .        275    10,570
   American Home Products Corp. . . . . . . . . .        100     5,619
   Instrumentarium Oyj (Finland) (Note 7) . . . .          9       226
   Johnson & Johnson. . . . . . . . . . . . . . .        125    10,313
   Merck KgaA (Germany) (Note 7). . . . . . . . .        350    10,078
   Mylan Laboratories, Inc. . . . . . . . . . . .     21,975   623,541
   Orion-Yhtyma Oyj - B Shares (Finland) (Note 7)        420     9,779
   Pharmacia Corp.. . . . . . . . . . . . . . . .         89     4,444
   Warner-Lambert Co. . . . . . . . . . . . . . .         50     5,691
   Watson Pharmaceutical, Inc.. . . . . . . . . .        125     5,617
                                                              ---------
                                                               685,878
                                                              ---------
  PLASTIC MATERIALS - 2.91%
  Eastman Chemical Co.. . . . . . . . . . . . . .     13,275   694,448
                                                              ---------
                                                             1,916,649
                                                              ---------

COMPUTER INTEGRATED SYSTEMS & DESIGN - 0.90%
Cerner Corp.. . . . . . . . . . . . . . . . . . .        150     3,309
Parametric Technology Corp. . . . . . . . . . . .     24,600   200,644
Shared Medical Systems Corp.. . . . . . . . . . .        250    10,359
                                                              ---------
                                                               214,312
                                                              ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)




                                                               VALUE
Blended Asset Series I                              SHARES    (NOTE 2)
-------------------------------------------------  ---------  ---------
CRUDE PETROLEUM & NATURAL GAS - 4.343%
Gulf Canada Resouces, Ltd - ADR* (Note 7) . . . .    169,850  $700,631
Petroleo Brasileiro SA (Petrobras) - ADR (Note 7)     13,575   321,611
Stolt Comex Seaway SA* (Note 7) . . . . . . . . .      1,100    13,269
                                                              ---------
                                                             1,035,511
                                                              ---------

ELECTRIC, GAS & SANITARY SERVICES - 3.02%
CH Energy Group, Inc. . . . . . . . . . . . . . .        325    10,705
Cinergy Corp. . . . . . . . . . . . . . . . . . .      5,300   141,775
Conectiv, Inc.. . . . . . . . . . . . . . . . . .      7,300   129,575
FirstEnergy Corp. . . . . . . . . . . . . . . . .      5,600   142,450
Newpark Resources, Inc. . . . . . . . . . . . . .      1,500    12,375
PPL Corp. . . . . . . . . . . . . . . . . . . . .      6,000   143,250
Potomac Electric Power Co.. . . . . . . . . . . .      6,000   140,625
                                                              ---------
                                                               720,755
                                                              ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.61%
The Carbide/Graphite Group, Inc.* . . . . . . . .        975     3,412
Raytheon Co. - Class A. . . . . . . . . . . . . .      6,200   142,213
                                                              ---------
                                                               145,625
                                                              ---------

FABRICATED METAL PRODUCTS - 0.91%
Alliant Techsystems, Inc. . . . . . . . . . . . .        100     6,962
American National Can Group . . . . . . . . . . .        900    15,131
Lockheed Martin Corp. . . . . . . . . . . . . . .      7,500   186,563
Norddeutsche Affinerie AG (Germany) (Note 7). . .        925     8,935
                                                              ---------
                                                               217,591
                                                              ---------

FOOD & KINDRED PRODUCTS - 6.50%
Bestfoods . . . . . . . . . . . . . . . . . . . .      8,600   432,150
Diageo plc - ADR (Note 7) . . . . . . . . . . . .      7,800   265,200
Flowers Industries, Inc.. . . . . . . . . . . . .        400     6,100
H.J. Heinz Co.. . . . . . . . . . . . . . . . . .     13,100   445,400
Unilever plc - ADR (Note 7) . . . . . . . . . . .     16,232   403,771
                                                              ---------
                                                             1,552,621
                                                              ---------

FURNITURE & FIXTURES - 0.08%
Hillenbrand Industries, Inc.. . . . . . . . . . .        600    18,075
                                                              ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                                       VALUE
Blended Asset Series I                                      SHARES    (NOTE 2)
---------------------------------------------------------  ---------  ---------

GENERAL SURGICAL & MEDICAL HOSPITALS - 1.27%
Columbia/HCA Healthcare Corp.*. . . . . . . . . . . . . .      1,650  $ 46,922
Health Management Associates, Inc.* . . . . . . . . . . .      1,175    18,727
Lifepoint Hospitals, Inc.*. . . . . . . . . . . . . . . .      2,600    44,525
Province Healthcare Co.*. . . . . . . . . . . . . . . . .      1,025    29,597
Quorum Health Group, Inc.*. . . . . . . . . . . . . . . .      2,350    24,969
Tenet Healthcare Corp.* . . . . . . . . . . . . . . . . .      1,325    33,788
Triad Hospitals, Inc.*. . . . . . . . . . . . . . . . . .      2,950    50,703
Universal Health Services, Inc.*. . . . . . . . . . . . .      1,000    54,750
                                                                      ---------
                                                                       303,981
                                                                      ---------

GLASS PRODUCTS - 0.11%
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . .        500    15,250
Waterford Wedgewood (United Kingdom) (Note 7) . . . . . .     11,000    10,672
                                                                      ---------
                                                                        25,922
                                                                      ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 4.91%
Baker Hughes, Inc.. . . . . . . . . . . . . . . . . . . .     21,700   690,331
Bell & Howell Co.*. . . . . . . . . . . . . . . . . . . .        325     8,633
Compaq Computer Corp. . . . . . . . . . . . . . . . . . .     15,800   462,150
Moog, Inc. - Class A* . . . . . . . . . . . . . . . . . .        300     7,069
PSC, Inc. . . . . . . . . . . . . . . . . . . . . . . . .        975     3,900
                                                                      ---------
                                                                     1,172,083
                                                                      ---------

INVESTORS - 0.78%
Reed International plc - ADR (Note 7) . . . . . . . . . .      6,500   186,063
                                                                      ---------

MOTION PICTURE PRODUCTION - 0.07%
Alliance Atlantis Communications Corp.* (Canada) (Note 7)      1,300    16,188
                                                                      ---------

NURSING CARE FACILITIES - 0.08%
Manor Care, Inc*. . . . . . . . . . . . . . . . . . . . .      1,650    19,697
                                                                      ---------

PAPER & ALLIED PRODUCTS - 0.11%
Smurfit-Stone Container Corp.*. . . . . . . . . . . . . .      1,782    27,176
                                                                      ---------

PRIMARY METAL INDUSTRIES - 0.96%
Intermet Corp . . . . . . . . . . . . . . . . . . . . . .      1,100     8,112
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . .      4,200   194,250
Texas Industries, Inc.. . . . . . . . . . . . . . . . . .        800    26,100
                                                                      ---------
                                                                       228,462
                                                                      ---------

RETAIL SPECIALTY STORES - 0.06%
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . .      2,625    10,336
Syms Corp.. . . . . . . . . . . . . . . . . . . . . . . .      1,000     4,000
                                                                      ---------
                                                                        14,336
                                                                      ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                             VALUE
Blended Asset Series I                            SHARES    (NOTE 2)
-----------------------------------------------  ---------  ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
Applied Extrusion Technologies, Inc.. . . . . .      1,800  $ 12,937
                                                            ---------

SOCIAL SERVICES - 0.21%
Alterra Healthcare Corp.* . . . . . . . . . . .      3,325    10,806
American Retirement Corp.*. . . . . . . . . . .      2,700    20,250
Brookdale Living Communities, Inc.* . . . . . .        400     5,150
Emeritus Corp.* . . . . . . . . . . . . . . . .        675     2,700
Sunrise Assisted Living, Inc.*. . . . . . . . .        750    11,813
                                                            ---------
                                                              50,719
                                                            ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.81%
Baxter International, Inc.. . . . . . . . . . .        250    16,281
Beckman Coulter, Inc. . . . . . . . . . . . . .        200    12,962
Becton, Dickinson & Co. . . . . . . . . . . . .        775    19,859
Eastman Kodak Co. . . . . . . . . . . . . . . .     11,125   622,305
Edwards Lifesciences Corp.. . . . . . . . . . .         50       750
                                                            ---------
                                                             672,157
                                                            ---------

TELECOMMUNICATION SERVICES - 0.95%
Sinclair Broadcast Group, Inc.* . . . . . . . .      1,600    12,500
Telecomunicacoes Brasileiras
     S.A. (Telebras ) - ADR PFD (Note 7). . . .      1,810   213,919
                                                            ---------
                                                             226,419
                                                            ---------

TESTING LABORATORIES - 0.06%
Paradigm Geophysical Ltd.*. . . . . . . . . . .      2,350    13,659
                                                            ---------

TEXTILE MILL PRODUCTS - 0.08%
Albany International Corp. - Class A. . . . . .      1,228    18,650
                                                            ---------

TRANSPORTATION- 6.33%
  EQUIPMENT - 0.89%
   Newport News Shipbuilding, Inc.. . . . . . .        200     6,675
   Northrop Grumman Corp. . . . . . . . . . . .      2,900   205,538
                                                            ---------
                                                             212,213
                                                            ---------
  RAILROAD - 5.36%
   Burlington Northern Santa Fe Corp. . . . . .     26,100   629,662
   Canadian National Railway Co. - ADR (Note 7)     22,200   622,987
   Genesee & Wyoming, Inc.* . . . . . . . . . .      1,300    19,825
   Westinghouse Air Brake Co. . . . . . . . . .        750     8,484
                                                            ---------
                                                            1,280,958
                                                            ---------
  WATER - 0.08%
   Trico Marine Services, Inc.* . . . . . . . .      2,575    19,473
                                                            ---------
                                                           1,512,644
                                                            ---------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                             PRINCIPAL     VALUE
Blended Asset Series I                        AMOUNT      (NOTE 2)
------------------------------------------  -----------  ----------

TOTAL COMMON STOCK
(Identified Cost $10,872,417). . . . . . .               $10,938,882
                                                         -----------

U.S. TREASURY SECURITIES - 49.02%
U.S. TREASURY BONDS - 12.81%
   U.S. Treasury Bond, 7.250%, 8/15/2022 .  $   390,000      435,460
   U.S. Treasury Bond, 7.500%, 11/15/2024.    2,135,000    2,469,928
   U.S. Treasury Bond, 6.50%, 11/15/2026 .      135,000      140,062
   U.S. Treasury Bond, 5.50%, 8/15/2028. .       15,000       13,641
                                                           ----------

   TOTAL U.S. TREASURY BONDS
   (Identified Cost $2,904,449). . . . . .                 3,059,091
                                                          -----------

U.S. TREASURY NOTES - 36.21%
   U.S. Treasury Note, 6.625%, 7/31/2001 .    3,285,000    3,285,000
   U.S. Treasury Note, 6.625%, 3/31/2002 .       10,000        9,981
   U.S. Treasury Note, 6.250%, 6/30/2002 .      185,000      183,324
   U.S. Treasury Note, 5.875%, 9/30/2002 .    1,275,000    1,252,688
   U.S. Treasury Note, 5.500%, 3/31/2003 .    1,445,000    1,403,005
   U.S. Treasury Note, 5.375%, 6/30/2003 .      750,000      723,985
   U.S. Treasury Note, 4.250%, 11/15/2003.       60,000       55,669
   U.S. Treasury Note, 5.250%, 5/15/2004 .       10,000        9,537
   U.S. Treasury Note, 6.00%, 8/15/2004. .    1,400,000    1,370,688
   U.S. Treasury Note, 6.500%, 5/15/2005 .      355,000      354,445
                                                           ----------

   TOTAL U.S. TREASURY NOTES
   (Identified Cost $8,744,584). . . . . .                 8,648,322
                                                           ----------


TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $11,649,033) . . . . .                11,707,413
                                                          -----------

U.S. GOVERNMENT AGENCIES - 2.56%
   MORTGAGE BACKED SECURITIES - 0.20%
   GNMA, Pool #286310, 9.00%, 2/15/2020. .       12,864       13,355
   GNMA, Pool #288873, 9.50%, 8/15/2020. .        1,922        2,021
   GNMA, Pool #385753, 9.00%, 7/15/2024. .       31,932       33,067
                                                           ----------

   TOTAL MORTGAGED BACKED SECURITIES
    (Identified Cost $48,202). . . . . . .                    48,443
                                                           -----------

   OTHER AGENCIES - 2.36%
   Federal National Mortgage Association
      Note, 5.625%, 3/15/2001. . . . . . .       10,000        9,918
   Federal National Mortgage Association
      Note, 5.75%, 2/15/2008 . . . . . . .       25,000       22,667
   Federal National Mortgage Association
      Note, 6.25%, 5/15/2029 . . . . . . .      600,000      529,411
                                                           ----------

   TOTAL OTHER AGENCIES
    (Identified Cost $575,120) . . . . . .                   561,996
                                                           -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                         VALUE
Blended Asset Series I                       SHARES     (NOTE 2)
-----------------------------------------  -----------  --------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $623,322) . . . . . .               $   610,439
                                                        -----------

SHORT-TERM INVESTMENTS - 0.66%
   Dreyfus Treasury Cash Management Fund
   (Identified Cost $158,543) . . . . . .      158,543      158,543
                                                        -----------


TOTAL INVESTMENTS - 98.04%
   (Identified Cost $23,303,315). . . . .                23,415,277

OTHER ASSETS, LESS LIABILITIES - 1.96%. .                   468,878
                                                        -----------

NET ASSETS - 100% . . . . . . . . . . . .               $23,884,155
                                                        ===========




  *Non-income  producing  security


Federal  Tax  Information:

At April 30, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $23,303,315 was as follows:

Unrealized appreciation         $1,390,324

Unrealized depreciation         (1,278,362)
                                -----------
UNREALIZED APPRECIATION - NET     $111,962
                                ===========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset  Series I (unaudited)



APRIL 30, 2000


ASSETS:
Investments, at value (identified cost $23,303,315)(Note 2)  $23,415,277
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . .      306,326
Interest receivable . . . . . . . . . . . . . . . . . . . .      223,317
Dividends receivable. . . . . . . . . . . . . . . . . . . .       31,841
Receivable for fund shares sold . . . . . . . . . . . . . .        2,870
Tax claims receivable . . . . . . . . . . . . . . . . . . .          152
                                                             -----------


TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   23,979,783
                                                             -----------


LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . .       62,430
Accrued directors' fees (Note 3). . . . . . . . . . . . . .        4,041
Accrued fund accounting fees (Note 3) . . . . . . . . . . .        3,672
Transfer agent fees payable (Note 3). . . . . . . . . . . .          960
Audit fee payable . . . . . . . . . . . . . . . . . . . . .        8,242
Payable for fund shares repurchased . . . . . . . . . . . .        7,658
Other payables and accrued expenses . . . . . . . . . . . .        8,625
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .       95,628
                                                             -----------

NET ASSETS FOR 2,091,000 SHARES OUTSTANDING . . . . . . . .  $23,884,155
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    20,910
Additional paid-in-capital. . . . . . . . . . . . . . . . .   22,327,705
Undistributed net investment income . . . . . . . . . . . .      280,185
Accumulated net realized gain on investments and other
     assets and liabilities . . . . . . . . . . . . . . . .    1,143,486
Net unrealized appreciation on investments and other
     assets and liabilities . . . . . . . . . . . . . . . .      111,869
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $23,884,155
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($23,884,155/2,091,000 shares) . . . . . . . . . . . . .  $     11.42
                                                             ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  I  (unaudited)



FOR THE SIX MONTHS ENDED APRIL 30, 2000

INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $  403,950
Dividends (net of foreign tax withheld, $2,870) . . .     121,304
                                                       -----------

Total Investment Income . . . . . . . . . . . . . . .     525,254
                                                       -----------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     124,292
Fund accounting fees (Note 3) . . . . . . . . . . . .       3,672
Directors' fees (Note 3). . . . . . . . . . . . . . .       3,591
Transfer agent fees (Note 3). . . . . . . . . . . . .       2,983
Audit fee . . . . . . . . . . . . . . . . . . . . . .       8,691
Custodian fee . . . . . . . . . . . . . . . . . . . .       7,231
Registration and filing fees. . . . . . . . . . . . .       6,234
Miscellaneous . . . . . . . . . . . . . . . . . . . .       4,319
                                                       -----------

Total Expenses. . . . . . . . . . . . . . . . . . . .     161,013

Less Reduction of Expenses (Note 3) . . . . . . . . .     (11,862)
                                                       -----------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     149,151
                                                       -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     376,103
                                                       -----------


REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments and other assets . .   1,221,034
Net change in unrealized depreciation on investments
    and other assets. . . . . . . . . . . . . . . . .     392,442
                                                       -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS . . . . . . . . . . . . . . . . . .   1,613,476
                                                       -----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $1,989,579
                                                       ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended  Asset  Series  I




                                                         FOR THE SIX
                                                           MONTHS
                                                            ENDED      FOR THE
                                                          04/30/00    YEAR ENDED
                                                         (UNAUDITED)   10/31/99
                                                          ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   376,103    $ 994,885
Net realized gain on investments . . . . . . . . . . .    1,221,034      588,481
Net change in unrealized appreciation on investments .      392,442       22,061
                                                        ------------   ---------
Net increase from operations . . . . . . . . . . . . .    1,989,579      605,427
                                                        ------------   ---------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .     (622,833)   (970,289)
From net realized gain on investments. . . . . . . . .     (584,748) (1,849,031)
                                                        ------------  ------------

Total distributions to shareholders. . . . . . . . . .    (1,207,581)(2,819,320)
                                                        ------------- ----------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share
   transactions (Note 5) . . . . . . . . . . . . . . .   (3,413,020) (4,562,147)
                                                       ------------- -----------

Net decrease in net assets . . . . . . . . . . . . . .   (2,631,022) (5,776,040)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .   26,515,177  32,291,217
                                                        -----------  -----------

END OF PERIOD (including undistributed net investment
income of $280,185 and $526,915, respectively) . . . .  $23,884,155  $26,515,177
                                                        ============ ===========





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Blended  Asset  Series  I



                                                       FOR THE
                                                         SIX                                           FOR THE
                                                        MONTHS      FOR THE     FOR THE     FOR THE     TEN       FOR THE
                                                        ENDED        YEAR        YEAR        YEAR       MONTHS      YEAR
                                                       04/30/00     ENDED       ENDED       ENDED       ENDED       ENDED
                                                      (UNAUDITED)  10/31/99    10/31/98    10/31/97    10/31/96    12/31/95
                                                     ----------  ----------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $   11.07   $   11.59   $   11.97   $   11.20   $   10.72   $   9.72
                                                      ----------  ----------  ----------  ----------  ----------  ---------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .       0.18        0.38        0.36        0.39        0.29       0.34
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .       0.69        0.22        0.35        1.01        0.31       1.70
                                                      ----------  ----------  ----------  ----------  ----------  ---------

Total from investment operations . . . . . . . . . .       0.87        0.60        0.71        1.40        0.60       2.04
                                                      ----------  ----------  ----------  ----------  ----------  ---------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .      (0.27)      (0.34)      (0.33)      (0.44)      (0.09)     (0.34)
   In excess of net investment income. . . . . . . .         --          --          --          --          --      (0.01)
   From net realized gain on investments . . . . . .      (0.25)      (0.78)      (0.76)      (0.19)      (0.03)     (0.69)
                                                      ----------  ----------  ----------  ----------  ----------  ---------

Total distributions to shareholders. . . . . . . . .      (0.52)      (1.12)      (1.09)      (0.63)      (0.12)     (1.04)
                                                      ----------  ----------  ----------  ----------  ----------  ---------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   11.42   $   11.07   $   11.59   $   11.97   $   11.20   $  10.72
                                                      ==========  ==========  ==========  ==========  ==========  =========

Total return 1 . . . . . . . . . . . . . . . . . . .   8.134.73%       4.32%       6.29%      13.01%       5.64%     21.08%

Ratios (to average net assets) / Supplemental Data:
    Expenses * . . . . . . . . . . . . . . . . . . .     1.20%2        1.20%       1.20%       1.20%     1.20%2       1.20%
    Net investment income *. . . . . . . . . . . . .     3.03%2        3.09%       3.25%       3.39%     3.69%2       3.64%

Portfolio turnover . . . . . . . . . . . . . . . . .         37%         45%         60%         50%         85%        72%

NET ASSETS - END OF PERIOD (000'S OMITTED) . . . . .  $  23,884   $  26,515   $  32,291   $  21,930   $  17,794   $  9,518
                                                      ==========  ==========  ==========  ==========  ==========  =========



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would be as follows:



Net investment income . . . . .  $  0.17  $0.38   $0.35   $0.39   $  0.28  $0.31
Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.30%2   1.23%   1.23%   1.24%   1.31%2   1.53%
   Net investment income. . . .   2.93%2   3.06%   3.22%   3.35%   3.58%2   3.31%



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2000  (unaudited)

Exeter  Fund,  Inc.  -  Blended  Asset  Series  II



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,544                 5.44%   5.44%
Five Year   $19,064                90.64%  13.76%
Inception 1 $21,899               118.99%  12.70%


50-50  Blended  Index





                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,446                 4.46%   4.46%
Five Year   $20,698               106.98%  15.64%
Inception 1 $22,660               126.60%  13.29%



Merrill  Lynch  Corporate/Government  Bond  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $10,099                  0.99%  0.99%
Five Year   $14,836                 48.36%  6.76%
Inception 1 $14,100                 41.00%  5.38%




Exeter Fund, Inc. - Blended Asset Series II from its inception (10/12/93) to present (4/30/00) as compared to the Merrill Lynch Corporate/Government Bond Index and a 50-50 Blended Index. 2


[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.      50-50     Merrill Lynch
                   Blended Asset       Blended   Corporate/Government
Date               Series II            Index          Bond Index
10/12/1993          10,000         10,000         10,000
12/31/1993           9,982         10,056          9,883
12/31/1994          10,333          9,978          9,561
12/31/1995          13,707         12,743         11,383
10/31/1996          15,078         13,978         11,625
10/31/1997          18,047         16,832         12,666
10/31/1998          17,947         19,525         13,975
10/31/1999          19,824         21,996         13,871
04/30/2000          21,899         22,660         14,100





1 Performance numbers for the Fund and Indices are calculated from October 12, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 5,600 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Merrill Lynch Corporate/Government Bond Index is comprised of approximately 4,500 investment grade corporate and government securities with maturities greater than one year. The Indices returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                                     VALUE
Blended Asset Series II                                  SHARES     (NOTE 2)
------------------------------------------------------  ---------  -----------
COMMON STOCK - 56.30%
AGRICULTURAL PRODUCTION - 0.03%
Sylvan, Inc.*. . . . . . . . . . . . . . . . . . . . .      2,400  $   19,800
                                                                   -----------

APPAREL - 2.29%
Adidas-Salomon AG (Germany) (Note 7) . . . . . . . . .     23,100   1,456,654
                                                                   -----------

BUSINESS SERVICES - 1.15%
National Data Corp.. . . . . . . . . . . . . . . . . .     26,350     731,213
                                                                   -----------

CHEMICAL & ALLIED PRODUCTS - 9.88%
    AGRICULTURAL PRODUCTS - 0.09%
    Agrium, Inc. (Note 7). . . . . . . . . . . . . . .      3,400      31,875
    Mississippi Chemical Corp. . . . . . . . . . . . .      3,625      27,867
                                                                   -----------
                                                                       59,742
                                                                   -----------

    BIOLOGICAL PRODUCTS - 2.25%
    Connetics Corp.. . . . . . . . . . . . . . . . . .      1,775      16,862
    Cypress Bioscience, Inc.*. . . . . . . . . . . . .     20,475      44,789
    PathoGenesis Corp.*. . . . . . . . . . . . . . . .      1,675      35,594
    Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .     45,400   1,333,625
                                                                   -----------
                                                                    1,430,870
                                                                   -----------

    PHARMACEUTICAL PREPARATIONS - 4.90%
    Abbott Laboratories. . . . . . . . . . . . . . . .        875      33,633
    American Home Products Corp. . . . . . . . . . . .        325      18,261
    Instrumentarium Oyj Corp. - (Finland) (Note 7) . .         32         817
    Johnson & Johnson. . . . . . . . . . . . . . . . .        400      33,000
    Merck KgaA - (Germany) (Note 7). . . . . . . . . .      1,050      30,235
    Mylan Laboratories, Inc. . . . . . . . . . . . . .     76,900   2,182,038
    Orion-Yhtyma Oyj - B Shares (Finland) (Note 7) . .      1,545      35,971
    Pharmacia Corp.. . . . . . . . . . . . . . . . . .        327      16,330
    Teva Pharmaceutical Industries Ltd. - ADR (Note 7)     16,500     726,000
    Warner-Lambert Co. . . . . . . . . . . . . . . . .        175      19,917
    Watson Pharmaceutical, Inc.. . . . . . . . . . . .        425      19,098
                                                                   -----------
                                                                    3,115,300
                                                                   -----------

    PLASTIC MATERIALS - 2.64%
    Eastman Chemical Co. . . . . . . . . . . . . . . .     32,100   1,679,231
                                                                   -----------
                                                                    6,285,143
                                                                   -----------

COMPUTER INTEGRATED SYSTEMS DESIGN - 2.10%
Cerner Corp. . . . . . . . . . . . . . . . . . . . . .        475      10,480
Parametric Technology Corp.. . . . . . . . . . . . . .    158,000   1,288,688
Shared Medical Systems Corp. . . . . . . . . . . . . .        800      33,150
                                                                   -----------
                                                                    1,332,318
                                                                   -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                               VALUE
Blended Asset Series II                           SHARES     (NOTE 2)
-----------------------------------------------  ---------  -----------
CRUDE PETROLEUM & NATURAL GAS - 4.55%
Gulf Canada Resources Ltd. - ADR* (Note 7). . .    381,850  $1,575,131
Petroleo Brasileiro S.A. (Petrobras) -
    ADR (Note 7). . . . . . . . . . . . . . . .     53,750   1,273,413
Stolt Comex Seaway, S.A.* (Note 7). . . . . . .      3,400      41,013
                                                            -----------
                                                             2,889,557
                                                            -----------

ELECTRIC, GAS, & SANITARY SERVICES - 2.83%
CH Energy Group, Inc. . . . . . . . . . . . . .      1,175      38,701
Cinergy Corp. . . . . . . . . . . . . . . . . .     13,000     347,750
Conectiv, Inc.. . . . . . . . . . . . . . . . .     18,100     321,275
FirstEnergy Corp. . . . . . . . . . . . . . . .     14,400     366,300
Newpark Resources, Inc.*. . . . . . . . . . . .      3,400      28,050
PPL Corp. . . . . . . . . . . . . . . . . . . .     14,800     353,350
Potomac Electric Power Co.. . . . . . . . . . .     14,800     346,875
                                                            -----------
                                                             1,802,301
                                                            -----------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.82%
The Carbide/Graphite Group, Inc.* . . . . . . .      1,900       6,650
Raytheon Co. - Class A. . . . . . . . . . . . .     22,500     516,094
                                                            -----------
                                                               522,744
                                                            -----------

FABRICATED METAL PRODUCTS - 1.14%
Alliant Techsystems, Inc. . . . . . . . . . . .        350      24,369
American National Can Group . . . . . . . . . .      3,175      53,379
Lockheed Martin Corp. . . . . . . . . . . . . .     24,700     614,412
Norddeutsche Affinerie AG - (Germany) (Note 7).      3,300      31,875
                                                            -----------
                                                               724,035
                                                            -----------

FOOD & KINDRED PRODUCTS - 8.60%
Bestfoods . . . . . . . . . . . . . . . . . . .     27,300   1,371,825
Diageo plc - ADR (Note 7) . . . . . . . . . . .     28,900     982,600
Flowers Industries, Inc.. . . . . . . . . . . .      1,200      18,300
H.J. Heinz Co.. . . . . . . . . . . . . . . . .     42,000   1,428,000
Unilever plc - ADR (Note 7) . . . . . . . . . .     67,082   1,668,665
                                                            -----------
                                                             5,469,390
                                                            -----------

FURNITURE & FIXTURES - 0.09%
Hillenbrand Industries, Inc.. . . . . . . . . .      1,825      54,978
                                                            -----------

GLASS PRODUCTS - 0.12%
Libbey, Inc.. . . . . . . . . . . . . . . . . .      1,400      42,700
Waterford Wedgewood - (United Kingdom) (Note 7)     37,000      35,897
                                                            -----------
                                                                78,597
                                                            -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)






                                                                        VALUE
Blended Asset Series II                                    SHARES     (NOTE 2)
--------------------------------------------------------  ---------  -----------

GENERAL SURGICAL & MEDICAL HOSPITALS - 1.50%
Columbia/HCA Healthcare Corp.* . . . . . . . . . . . . .      5,350  $  152,141
Health Management Associates, Inc.*. . . . . . . . . . .      3,425      54,586
Lifepoint Hospitals, Inc.* . . . . . . . . . . . . . . .      7,900     135,287
Province Healthcare Co.* . . . . . . . . . . . . . . . .      3,300      95,287
Quorum Health Group, Inc.* . . . . . . . . . . . . . . .      7,675      81,547
Tenet Healthcare Corp.*. . . . . . . . . . . . . . . . .      4,475     114,112
Triad Hospitals, Inc.* . . . . . . . . . . . . . . . . .      8,950     153,828
Universal Health Services, Inc. *. . . . . . . . . . . .      3,075     168,356
                                                                     -----------
                                                                        955,144
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 5.48%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . .     54,500   1,733,781
Bell & Howell Co.* . . . . . . . . . . . . . . . . . . .      1,150      30,547
Compaq Computer Corp.. . . . . . . . . . . . . . . . . .     57,500   1,681,875
Moog Inc. - Class A* . . . . . . . . . . . . . . . . . .      1,025      24,152
PSC, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      3,450      13,800
                                                                     -----------
                                                                      3,484,155
                                                                     -----------

INVESTORS - 0.91%
Reed International plc - ADR (Note 7). . . . . . . . . .     20,300     581,088
                                                                     -----------

MOTION PICTURE PRODUCTIONS - 0.08%
Alliance Atlantis Communications Corp.* (Canada)(Note 7)      4,300      53,545
                                                                     -----------

NURSING CARE FACILITIES - 0.10%
Manor Care, Inc.*. . . . . . . . . . . . . . . . . . . .      5,375      64,164
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.97%
Aracruz Cellulose SA - ADR (Note 7). . . . . . . . . . .     30,100     562,494
Smurfit-Stone Container Corp.* . . . . . . . . . . . . .      3,564      54,351
                                                                     -----------
                                                                        616,845
                                                                     -----------

PRIMARY METAL INDUSTRIES - 1.04%
Intermet Corp. . . . . . . . . . . . . . . . . . . . . .      3,600      26,550
Phelps Dodge Corp. . . . . . . . . . . . . . . . . . . .     12,000     555,000
Texas Industries, Inc. . . . . . . . . . . . . . . . . .      2,400      78,300
                                                                     -----------
                                                                        659,850
                                                                     -----------

RETAIL SPECIALTY STORES - 0.06%
Hancock Fabrics, Inc.. . . . . . . . . . . . . . . . . .      5,775      22,739
Syms Corp. . . . . . . . . . . . . . . . . . . . . . . .      3,300      13,200
                                                                     -----------
                                                                         35,939
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
Applied Extrusion Technologies, Inc. . . . . . . . . . .      5,200      37,375
                                                                     -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)







                                                                VALUE
Blended Asset Series II                             SHARES     (NOTE 2)
------------------------------------------------  ----------  -----------

SOCIAL SERVICES - 0.25%
Alterra Healthcare Corp.*. . . . . . . . . . . .      10,775  $   35,019
American Retirement Corp.* . . . . . . . . . . .       8,650      64,875
Brookdale Living Communities, Inc.*. . . . . . .       1,250      16,094
Emeritus Corp.*. . . . . . . . . . . . . . . . .       2,050       8,200
Sunrise Assisted Living, Inc.* . . . . . . . . .       2,250      35,437
                                                              -----------
                                                                 159,625
                                                              -----------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.70%
Baxter International, Inc. . . . . . . . . . . .         775      50,472
Beckman Coulter, Inc.. . . . . . . . . . . . . .         650      42,128
Becton, Dickinson & Co.. . . . . . . . . . . . .       2,775      71,109
Eastman Kodak Co.. . . . . . . . . . . . . . . .      50,425   2,820,648
Edwards Lifesciences Corp. . . . . . . . . . . .         155       2,325
                                                              -----------
                                                               2,986,682
                                                              -----------

TELECOMMUNICATION SERVICES - 1.35%
Sinclair Broadcast Group, Inc.*. . . . . . . . .       4,800      37,500
Telecomunicacoes Brasileiras S.A. (Telebras) -
    ADR  PFD (Note 7). . . . . . . . . . . . . .       6,965     823,176
                                                              -----------
                                                                 860,676
                                                              -----------

TESTING LABORATORIES - 0.04%
Paradigm Geophysical Ltd.* . . . . . . . . . . .       4,500      26,156
                                                              -----------

TEXTILE MILL PRODUCTS - 0.06%
Albany International Corp. - Class A . . . . . .       2,440      37,058
                                                              -----------

TRANSPORTATION  - 6.10%
    EQUIPMENT - 1.16%
    Newport New Shipbuilding, Inc. . . . . . . .         650      21,694
    Northrop Grumman Corp. . . . . . . . . . . .      10,100     715,837
                                                              -----------
                                                                 737,531
                                                              -----------
    RAILROAD - 4.87%
    Burlington Northern Santa Fe Corp. . . . . .      64,800   1,563,300
    Canadian National Railway Co. - ADR (Note 7)      51,300   1,439,606
    Genesee & Wyoming, Inc.* . . . . . . . . . .       3,900      59,475
    Westinghouse Air Brake Co. . . . . . . . . .       2,575      29,130
                                                              -----------
                                                               3,091,511
                                                              -----------

    WATER - 0.07%
    Trico Marine Services, Inc.* . . . . . . . .       5,600      42,350
                                                              -----------
                                                               3,871,392
                                                              -----------

TOTAL COMMON STOCK
(Identified Cost $36,000,699). . . . . . . . . .              35,796,424
                                                              -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)







                                          PRINCIPAL
                                           AMOUNT/       VALUE
Blended Asset Series II                    SHARES       (NOTE 2)
---------------------------------------  -----------  ------------

U.S. TREASURY SECURITIES - 36.47%

U.S. TREASURY BONDS - 18.90%
U.S. Treasury Bond, 6.875%, 8/15/2025 .  $   330,000  $   356,916
U.S. Treasury Bond, 6.5%, 11/15/2026. .      440,000      456,500
U.S. Treasury Bond, 5.50%, 8/15/2028. .   12,325,000   11,208,047
                                                      ------------

TOTAL U.S. TREASURY BONDS
   (Identified Cost $11,475,445). . . .                12,021,463
                                                       -----------

U.S. TREASURY NOTES - 17.57%
U.S. Treasury Note, 4.25%, 11/15/2003 .    4,580,000    4,249,384
U.S. Treasury Note, 5.875%, 11/15/2004.    7,000,000    6,816,250
U.S. Treasury Note, 6.50%, 5/15/2005. .      105,000      104,836
                                                      ------------

TOTAL U.S. TREASURY NOTES
   (Identified Cost $11,489,368). . . .                 11,170,470
                                                      ------------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $22,964,813). . . .                 23,191,933
                                                      ------------

U.S. GOVERNMENT AGENCIES - 5.01%
Federal National Mortgage Association
   Note, 5.25%, 1/15/2003 . . . . . . .      165,000      157,208
Federal National Mortgage Association
   Note, 5.75%, 2/15/2008 . . . . . . .      185,000      167,739
Federal National Mortgage Association
   Note, 6.625%, 9/15/2009. . . . . . .    3,000,000    2,858,049
                                                      ------------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $3,231,190) . . . .                 3,182,996
                                                      ------------

SHORT-TERM INVESTMENTS - 1.45%
Dreyfus Treasury Cash Management Fund
 (Identified Cost $923,481) . . . . . .      923,481      923,481
                                                      ------------

TOTAL INVESTMENTS - 99.23%
   (Identified Cost $63,120,183). . . .                63,094,834

OTHER ASSETS, LESS LIABILTIES - 0.77% .                   489,408
                                                      ------------

NET ASSETS - 100% . . . . . . . . . . .               $63,584,242
                                                      ===========





*Non-income  producing  security

Federal  Tax  Information:

At April 30, 2000, the net unrealized depreciation based on identified cost for federal income tax purposes of $63,120,183 was as follows:



Unrealized appreciation . . .  $ 4,475,305

Unrealized depreciation . . .   (4,500,654)
                               ------------

UNREALIZED DEPRECIATION - NET     ($25,349)
                               ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset Series II (unaudited)





APRIL 30, 2000

ASSETS:
Investments, at value (identified cost $63,120,183)(Note 2).  $63,094,834
CASH . . . . . . . . . . . . . . . . . . . . . . . . . . . .      191,500
Receivable for securities sold . . . . . . . . . . . . . . .      655,892
Interest receivable. . . . . . . . . . . . . . . . . . . . .      491,695
Dividends receivable . . . . . . . . . . . . . . . . . . . .       97,687
Receivable for fund shares sold. . . . . . . . . . . . . . .        3,429
Tax reclaims receivable. . . . . . . . . . . . . . . . . . .          545
                                                              ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   64,535,582
                                                              ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       52,108
Accrued directors' fees (Note 3) . . . . . . . . . . . . . .        4,041
Accrued fund accounting fees (Note 3). . . . . . . . . . . .        3,672
Transfer agent fees payable (Note 3) . . . . . . . . . . . .        1,251
Payable for securities purchased . . . . . . . . . . . . . .      780,248
Payable for fund shares repurchased. . . . . . . . . . . . .       90,974
Printing and postage payable . . . . . . . . . . . . . . . .        8,791
Other payables and accrued expenses. . . . . . . . . . . . .       10,255
                                                              ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      951,340
                                                              ------------

NET ASSETS FOR 4,850,610 SHARES OUTSTANDING. . . . . . . . .  $63,584,242
                                                              ============


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    48,506
Additional paid-in-capital . . . . . . . . . . . . . . . . .   59,594,480
Undistributed net investment income. . . . . . . . . . . . .      737,000
Accumulated net realized gain on investments . . . . . . . .    3,229,920
Net unrealized depreciation on investments and other assets
     and liabilities . . . . . . . . . . . . . . . . . . . .      (25,664)
                                                              ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $63,584,242
                                                              ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($63,584,242/4,850,610 shares). . . . . . . . . . . . . .  $     13.11
                                                              ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  II  (unaudited)





FOR THE SIX MONTHS ENDED APRIL 30, 2000

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  818,718
Dividends (net of foreign taxes withheld, $8,681). . . . . . . .     420,482
                                                                  ----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . .   1,239,200
                                                                  ----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . .     318,808
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . .       3,672
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . .       3,591
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . .       7,651
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . .      12,715
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,653
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .      16,461
                                                                  ----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     372,551
                                                                  ----------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     866,649
                                                                  ----------



REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments  and other assets . . . . . . .   3,423,110
Net change in unrealized appreciation on investments
     and other assets. . . . . . . . . . . . . . . . . . . . . .   2,052,987
                                                                  ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . .   5,476,097
                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $6,343,746
                                                                  ==========








The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended Asset Series II (unaudited)




                                                          FOR THE
                                                         SIX MONTHS     FOR THE
                                                           ENDED          YEAR
                                                          4/30/00        ENDED
                                                       (UNAUDITED)     10/31/99
                                                        ------------   ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   866,649   $ 1,716,248
Net realized gain on investments . . . . . . . . . . .    3,423,110     3,482,912
Net change in unrealized appreciation on investments .    2,052,987     1,892,935
                                                        ------------  ------------

Net increase from operations . . . . . . . . . . . . .    6,342,746     7,092,095
                                                        ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .   (1,003,478)   (1,640,967)
From net realized gain on investments. . . . . . . . .   (3,441,044)   (4,195,324)
                                                        ------------  ------------

Total distributions to shareholders. . . . . . . . . .   (4,444,522)   (5,836,291)
                                                        ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:
Net decrease from capital
   share transactions (Note 5) . . . . . . . . . . . .   (3,518,728)   (2,024,080)
                                                        ------------  ------------

Net decrease in net assets . . . . . . . . . . . . . .   (1,620,504)     (768,276)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .   65,204,746    65,973,022
                                                        ------------  ------------

END OF PERIOD (including undistributed net investment
    income of $737,000 and $873,967, respectively) . .  $63,584,242   $65,204,746
                                                        ============  ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Blended  Asset  Series  II



                                                        FOR THE                                          FOR THE
                                                       SIX MONTHS    FOR THE     FOR THE     FOR THE       TEN       FOR THE
                                                         ENDED         YEAR        YEAR        YEAR       MONTHS      YEAR
                                                        4/30/00       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       (UNAUDITED)  10/31/99     10/31/98    10/31/97    10/31/96    12/31/95
                                                      ------------  ------------  ----------  ----------  ----------  ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $     12.74   $   12.60   $   14.69   $   13.04   $   11.95   $  10.12
                                                      ------------  ----------  ----------  ----------  ----------  ---------

Income from investment operations:
   Net investment income . . . . . . . . . . . . . .         0.19        0.33        0.31        0.32       0.23*      0.24*
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .         1.08        0.92       (0.38)       2.13        0.96       3.05
                                                      ------------  ----------  ----------  ----------  ----------  ---------

Total from investment operations . . . . . . . . . .         1.27        1.25       (0.07)       2.45        1.19       3.29
                                                      ------------  ----------  ----------  ----------  ----------  ---------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .        (0.21)      (0.31)      (0.29)      (0.39)      (0.04)     (0.24)
   From net realized gain on investments . . . . . .        (0.69)      (0.80)      (1.73)      (0.41)      (0.06)     (1.22)
                                                      ------------  ----------  ----------  ----------  ----------  ---------

Total distributions to shareholders. . . . . . . . .        (0.90)      (1.11)      (2.02)      (0.80)      (0.10)     (1.46)
                                                      ------------  ----------  ----------  ----------  ----------  ---------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     13.11   $   12.74   $   12.60   $   14.69   $   13.04   $  11.95
                                                      ============  ==========  ==========  ==========  ==========  =========

Total return1. . . . . . . . . . . . . . . . . . . .        10.47%      10.46%     (0.56%)      19.69%      10.01%     32.64%

Ratios (to average net assets) / Supplemental Data:
    Expenses . . . . . . . . . . . . . . . . . . . .       1.17%2        1.15%       1.15%       1.15%    1.20%2*     1.20%*
    Net investment income. . . . . . . . . . . . . .       2.72%2        2.44%       2.45%       2.45%    2.51%2*     2.53%*

Portfolio turnover . . . . . . . . . . . . . . . . .           47%         78%         61%         63%         57%        63%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $    63,584   $  65,205   $  65,973   $  50,922   $  32,999   $ 20,519
                                                      ============  ==========  ==========  ==========  ==========  =========



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  N/A  N/A  N/A  N/A  $  0.22  $0.23
Ratios (to average net assets):
   Expenses . . . . . . . . . .  N/A  N/A  N/A  N/A   1.22%2   1.33%
   Net investment income. . . .  N/A  N/A  N/A  N/A   2.49%2   2.40%




1     Represents  aggregate  total  return  for  the  period  indicated.
2     Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2000  (unaudited)


Exeter  Fund,  Inc.  -  Maximum  Horizon  Series



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $11,672                16.72%  16.72%
Inception 1 $20,316               103.16%  17.05%




Standard  &  Poor's  500  Total  Return  Index


                                 Total Return
Through      Growth of $10,000              Average
04/30/00     Investment         Cumulative  Annual
One Year     $11,012             10.12%     10.12%
Inception 1  $26,934            169.34%     24.62%


Value  Line  Index



                               Total Return
Through     Growth of $10,000              Average
04/30/00    Investment         Cumulative  Annual
One Year    $ 9,423                -5.77%  -5.77%
Inception 1 $13,162                31.62%   6.29%




The value of a $10,000 investment in the Exeter Fund, Inc. - Maximum Horizon Series from its inception (11/1/95) to present (4/30/00) as compared to the Standard & Poor's (S&P) 500 Total Return Index and the Value Line Index. 2


[graphic]
[line  chart]

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.  Standard & Poor's
                  Maximum Horizon      500 Total         Value Line
Date                  Series          Return Index         Index
11/01/1995          10,000           10,000               10,000
10/31/1996          11,521           12,408               11,198
10/31/1997          14,604           16,392               13,998
10/31/1998          13,730           19,996               12,805
10/31/1999          17,345           25,127               13,001
04/30/2000          20,316           26,934               13,162




1  The  Fund  and  Index  performance  are calculated from November 1, 1995, the
Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of approximately 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses. The Value Line Index is an unmanaged index that consists of approximately 1700 securities that are traded on the New York Stock Exchange, the NASDAQ Stock Market, and the American Stock Exchange. The Index returns are based on a geometric average of relative price changes of the component stocks and do not include income, and unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                                   VALUE
Maximum Horizon Series                                  SHARES     (NOTE 2)
-----------------------------------------------------  ---------  -----------
COMMON STOCK - 87.62%
AGRICULTURAL PRODUCTION - 0.10%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . . . .      3,250  $   26,812
                                                                  -----------

APPAREL - 3.32%
Adidas - Solomon AG (Germany) (Note 7). . . . . . . .     14,100     889,126
                                                                  -----------

BUSINESS SERVICES - 1.40%
National Data Corp. . . . . . . . . . . . . . . . . .     13,500     374,625
                                                                  -----------

CHEMICAL & ALLIED PRODUCTS - 16.13%
   AGRICULTURAL PRODUCTS - 0.17%
   Agruim, Inc. (Note 7). . . . . . . . . . . . . . .      2,000      18,750
   Mississippi Chemical Corp. . . . . . . . . . . . .      3,425      26,330
                                                                  -----------
                                                                      45,080
                                                                  -----------
   BIOLOGICAL PRODUCTS - 4.90%
   Connetics Corp . . . . . . . . . . . . . . . . . .      2,836       8,075
   Cypress Bioscience, Inc.*. . . . . . . . . . . . .     17,300      37,844
   FMC Corp.. . . . . . . . . . . . . . . . . . . . .     10,300     599,331
   PathoGenesis Corp.*. . . . . . . . . . . . . . . .      2,000      42,500
   Sigma-Aldrich Corp.. . . . . . . . . . . . . . . .     21,200     622,750
                                                                  -----------
                                                                   1,310,500
                                                                  -----------

   PHARMACEUTICAL PREPARATIONS - 6.11%
   Abbot Laboratories . . . . . . . . . . . . . . . .        425      16,336
   American Home Products Corp. . . . . . . . . . . .        150       8,428
   Instrumentarium Oyj Corp. (Finland) (Note 7) . . .          9         253
   Johnson & Johnson. . . . . . . . . . . . . . . . .        200      16,500
   Merck KgaA (Germany) (Note 7). . . . . . . . . . .        450      12,958
   Mylan Laboratories, Inc. . . . . . . . . . . . . .     38,600   1,095,275
   Orion-Yhtyma Oyj - B Shares (Finland) (Note 7) . .        470      10,943
   Pharmacia Corp.. . . . . . . . . . . . . . . . . .      1,148      57,328
   Teva Pharmaceutical Industries Ltd. - ADR (Note 7)      9,100     400,400
   Warner-Lambert Co. . . . . . . . . . . . . . . . .         75       8,536
   Watson Pharmaceutical, Inc.. . . . . . . . . . . .        200       8,987
                                                                  -----------
                                                                   1,635,944
                                                                  -----------

   PAINTS & ALLIED PRODUCTS - 2.16%
   Sherwin Williams Co. . . . . . . . . . . . . . . .     23,200     577,100
                                                                  -----------

   PLASTIC MATERIALS - 2.79%
   Eastman Chemical Co. . . . . . . . . . . . . . . .     14,275     746,761
                                                                  -----------
                                                                   4,315,385
                                                                  -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)



                                                                VALUE
Maximum Horizon Series                               SHARES    (NOTE 2)
--------------------------------------------------  ---------  ---------
COMPUTER INTEGRATED SYSTEMS - 3.03%
Cerner Corp. . . . . . . . . . . . . . . . . . . .        225  $  4,964
Parametric Technology Corp.. . . . . . . . . . . .     96,900   790,341
Shared Medical Technology Corp.. . . . . . . . . .        375    15,539
                                                               ---------
                                                                810,844
                                                               ---------

CRUDE PETROLEUM & NATURAL GAS - 6.84%
Gulf Canada Resources Ltd. - ADR* (Note 7) . . . .    148,075   610,809
Halliburton Co.. . . . . . . . . . . . . . . . . .     12,300   543,506
Petroleo Brasileiro S.A. (Petrobras) -ADR (Note 7)     27,025   640,260
Stolt Comex Seaway, SA* (Note 7) . . . . . . . . .      3,000    36,188
                                                               ---------
                                                              1,830,763
                                                               ---------

ELECTRIC, GAS & SANITARY SERVICES - 5.10%
CH Energy Group, Inc.. . . . . . . . . . . . . . .      1,100    36,231
Cinergy Corp.. . . . . . . . . . . . . . . . . . .      8,900   238,075
Conectiv, Inc. . . . . . . . . . . . . . . . . . .     12,300   218,325
FirstEnergy Corp.. . . . . . . . . . . . . . . . .     10,700   272,181
Newpark Resources, Inc.* . . . . . . . . . . . . .      3,950    32,587
PPL Corp.. . . . . . . . . . . . . . . . . . . . .     13,800   329,475
Potomac Electric Power Co. . . . . . . . . . . . .     10,100   236,719
                                                               ---------
                                                              1,363,593
                                                               ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 1.17%
The Carbide/Graphite Group, Inc.*. . . . . . . . .      2,575     9,012
Raytheon Co - Class A. . . . . . . . . . . . . . .     13,250   303,922
                                                               ---------
                                                                312,934
                                                               ---------

FABRICATED METAL PRODUCTS - 1.69%
Alliant Techsystems, Inc.. . . . . . . . . . . . .        350    24,369
American National Can Group. . . . . . . . . . . .      2,000    33,625
Lockheed Martin Corp.. . . . . . . . . . . . . . .     14,700   365,662
Norddeutsche Affinier AG (Germany) (Note 7). . . .      3,025    29,219
                                                               ---------
                                                                452,875
                                                               ---------

FOOD & BEVERAGES - 9.88%
Bestfoods. . . . . . . . . . . . . . . . . . . . .     19,000   954,750
Diageo plc - ADR (Note 7). . . . . . . . . . . . .     13,000   442,000
Flowers Industries, Inc. . . . . . . . . . . . . .      1,075    16,394
H.J. Heinz Co. . . . . . . . . . . . . . . . . . .     18,800   639,200
Unilever plc - ADR (Note 7). . . . . . . . . . . .     23,696   589,438
                                                               ---------
                                                              2,641,782
                                                               ---------

FURNITURE & FIXTURES - 0.10%
Hillenbrand Industries, Inc. . . . . . . . . . . .        875    26,359
                                                               ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                             VALUE
Maximum Horizon Series                         SHARES     (NOTE 2)
--------------------------------------------  ---------  -----------

GENERAL SURGICAL & MEDICAL HOSPITALS - 3.39%
Columbia/HCA Healthcare Corp.* . . . . . . .      8,725  $  248,117
Health Management Associates, Inc.*. . . . .      2,050      32,672
Lifepoint Hospital, Inc.*. . . . . . . . . .      3,400      58,225
Province Healthcare Co.* . . . . . . . . . .      5,750     166,031
Quorum Health Group, Inc.* . . . . . . . . .      4,900      52,062
Tenet Healthcare Corp.*. . . . . . . . . . .      7,450     189,975
Triad Hospitals, Inc.* . . . . . . . . . . .      4,200      72,187
Universal Health Services, Inc.* . . . . . .      1,575      86,231
                                                         -----------
                                                            905,500
                                                         -----------

GLASS PRODUCTS - 0.33%
Libbey, Inc. . . . . . . . . . . . . . . . .      1,675      51,087
Waterford Wedgwood (United Kingdom) (Note 7)     38,150      37,012
                                                             88,099
                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY - 4.93%
Baker Hughes, Inc. . . . . . . . . . . . . .     18,300     582,169
Bell & Howell Co.* . . . . . . . . . . . . .      1,100      29,219
Compaq Computer Corp.. . . . . . . . . . . .     23,200     678,600
Moog, Inc. - Class A . . . . . . . . . . . .        700      16,494
PSC, Inc.. . . . . . . . . . . . . . . . . .      3,200      12,800
                                                         -----------
                                                          1,319,282
                                                         -----------

INVESTORS -  2.32%
Reed International plc - ADR (Note 7). . . .     21,700     621,162
                                                         -----------

MOTION PICTURE PRODUCTION - 0.25%
Alliance Atlantis Communications Corp.*
  (Canada) (Note 7). . . . . . . . . . . . .      5,400      67,242
                                                         -----------

NURSING CARE FACILITIES - 0.13%
Manor Care, Inc.*. . . . . . . . . . . . . .      2,875      34,320
                                                         -----------

PAPER & ALLIED PRODUCTS - 9.13%
Aracruz Celulose S.A. - ADR (Note 7) . . . .     27,950     522,316
Fort James Corp. . . . . . . . . . . . . . .     13,200     315,975
International Paper Co.. . . . . . . . . . .     28,300   1,040,025
Kimberly-Clark Corp. . . . . . . . . . . . .      8,675     503,692
Smurfit-Stone Container Corp.* . . . . . . .      4,005      61,076
                                                         -----------
                                                          2,443,084
                                                         -----------

PRIMARY METAL INDUSTRIES - 3.62%
Intermet Corp. . . . . . . . . . . . . . . .      2,950      21,756
Phelps Dodge Corp. . . . . . . . . . . . . .      8,000     370,000
Texas Industries, Inc. . . . . . . . . . . .     17,625     575,016
                                                         -----------
                                                            966,772
                                                         -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                             VALUE
Maximum Horizon Series                            SHARES    (NOTE 2)
-----------------------------------------------  ---------  ---------

RETAIL - SPECIALTY STORES - 0.15%
Hancock Fabrics, Inc. . . . . . . . . . . . . .      7,100  $ 27,956
Syms Corp.. . . . . . . . . . . . . . . . . . .      2,700    10,800
                                                            ---------
                                                              38,756
                                                            ---------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
Applied Extrusion Technologies, Inc.. . . . . .      5,175    37,195
                                                            ---------

SOCIAL SERVICES - 0.40%
Alterra Healthcare Corp.* . . . . . . . . . . .      4,750    15,438
American Retirement Corp.*. . . . . . . . . . .      8,450    63,375
Brookdale Living Communities, Inc.* . . . . . .        500     6,437
Emeritus Corp.* . . . . . . . . . . . . . . . .      1,100     4,400
Sunrise Assisted Living, Inc.*. . . . . . . . .      1,175    18,506
                                                            ---------
                                                             108,156
                                                            ---------

SOFTWARE - 1.80%
Computer Associates International, Inc.*. . . .      8,625   481,383
                                                            ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.00%
Baxter International, Inc.. . . . . . . . . . .        375    24,422
Beckman Coulter, Inc. . . . . . . . . . . . . .        250    16,203
Becton, Dickinson & Co. . . . . . . . . . . . .      1,175    30,109
Eastman Kodak Co. . . . . . . . . . . . . . . .     17,840   997,925
Edwards Lifesciences Corp.. . . . . . . . . . .         75     1,125
                                                            ---------
                                                           1,069,784
                                                            ---------

TELECOMMUNICATION SERVICES - 1.59%
Sinclair Broadcast Group, Inc.* . . . . . . . .      4,075    31,836
Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR PFD (Note 7) . . . . . . . . . . . . . .      3,325   392,973
                                                            ---------
                                                             424,809
                                                            ---------

TESTING LABORATORIES - 0.13%
Paradigm Geophysical Ltd.*. . . . . . . . . . .      6,175    35,892
                                                            ---------

TEXTILE MILL PRODUCTS - 0.18%
Albany International Corp. - Class A. . . . . .      3,235    49,131
                                                            ---------

TRANSPORTATION - 6.37%
   EQUIPMENT - 1.59%
    Newport News Shipbuilding, Inc. . . . . . .        650    21,694
    Northrup Grumman Corp. . . . . . . . . . .       5,700   403,987
                                                            ---------
                                                             425,681
                                                            ---------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2000  (unaudited)





                                                  PRINCIPAL
                                                   AMOUNT/       VALUE
Maximum Horizon Series                             SHARES      (NOTE 2)
-----------------------------------------------  -----------  -----------
TRANSPORTATION (continued)
   RAILROAD - 4.59%
   Burlington Northern Santa Fe Corp. . . . . .       21,200  $  511,450
   Canadian National Railway Co. - ADR (Note 7)       24,550     688,934
   Westinghouse Air Brake Co.. . . . . . . . .         2,450      27,716
                                                              -----------
                                                               1,228,100
                                                              -----------

   WATER - 0.19%
   Trico Marine Services, Inc.* . . . . . . . .        6,750      51,045
                                                              -----------
                                                               1,704,826
                                                              -----------

TOTAL COMMON STOCK
   (Identified Cost $23,369,339). . . . . . . .               23,440,500
                                                              -----------

U.S. TREASURY SECURITIES - 4.73%
U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . .  $   255,000     264,562
U.S. Treasury Bond, 5.50%, 08/15/2028 . . . . .    1,100,000   1,000,313
                                                              -----------

TOTAL U.S. TREASURY SECURITIES
     (Identified Cost $1,213,713) . . . . . . .                1,264,875
                                                              -----------

SHORT-TERM INVESTMENTS - 7.59%
Dreyfus Treasury Cash Management Fund . . . . .    1,037,201   1,037,201
Federal National Mortgage Association Discount
   Note, 6/12/2000. . . . . . . . . . . . . . .    1,000,000     992,813
                                                              -----------

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $2,030,014) . . . . . . . .                2,030,014
                                                              -----------

TOTAL INVESTMENTS - 99.93%
   (Identified Cost $26,613,066). . . . . . . .               26,735,389

OTHER ASSETS, LESS LIABILITIES - 0.07%. . . . .                   18,050
                                                              -----------

NET ASSETS - 100% . . . . . . . . . . . . . . .              $26,753,439
                                                             ============






*Non-income  producing  security

Federal  Tax  Information:

At April 30, 2000, the net unrealized appreciation based on identified cost for federal income tax purposes of $26,613,066 was as follows:

Unrealized  appreciation                    $2,400,939
Unrealized  depreciation                    (2,278,616)
                                            -----------
UNREALIZED  APPRECIATION  -  NET            $  122,323
                                            ==========

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Maximum  Horizon  Series (unaudited)



APRIL 30, 2000

ASSETS:
Investments, at value (identified cost $26,613,066)(Note 2).  $26,735,389
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .      339,143
Receivable for securities sold . . . . . . . . . . . . . . .      214,913
Interest receivable. . . . . . . . . . . . . . . . . . . . .       26,867
Dividends receivable . . . . . . . . . . . . . . . . . . . .       49,820
Tax reclaims receivable. . . . . . . . . . . . . . . . . . .          337
                                                              ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   27,366,469
                                                              ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       72,084
Accrued directors' fees (Note 3) . . . . . . . . . . . . . .        4,042
Accrued fund accounting fees (Note 3). . . . . . . . . . . .        3,672
Transfer agent fees payable (Note 3) . . . . . . . . . . . .        1,029
Payable for securities purchased . . . . . . . . . . . . . .      467,022
Payable for fund shares repurchased. . . . . . . . . . . . .       57,261
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .        6,215
Other payables and accrued expenses. . . . . . . . . . . . .        1,705
                                                              ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      613,030
                                                              ------------

NET ASSETS FOR 1,774,341 SHARES OUTSTANDING. . . . . . . . .  $26,753,439
                                                              ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    17,744
Additional paid-in-capital . . . . . . . . . . . . . . . . .   23,069,835
Undistributed net investment loss. . . . . . . . . . . . . .      (33,641)
Accumulated net realized gain on investments and other
     assets and liabilities. . . . . . . . . . . . . . . . .    3,577,345
Net unrealized appreciation on investments and other assets
    and liabilities. . . . . . . . . . . . . . . . . . . . .      122,156
                                                              ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $26,753,439
                                                              ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($26,753,439/1,774,341 shares). . . . . . . . . . . . . .  $     15.08
                                                              ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Maximum  Horizon  Series  (unaudited)



FOR THE SIX MONTHS ENDED APRIL 30, 2000

INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $2,861). . . . . . . . .  $  198,409
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .      98,782
                                                                  -----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . .     297,191
                                                                  -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . .     119,161
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . .       3,672
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . .       3,591
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . .       2,860
Registration and filing fees . . . . . . . . . . . . . . . . . .       6,483
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,236
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . .       5,236
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . .       3,978
                                                                  -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     150,217

Less Reduction of Expenses (Note 3). . . . . . . . . . . . . . .      (7,073)
                                                                  -----------

Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .     143,144
                                                                  -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .     154,047
                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments and other assets. . . . . . . .   3,604,382
Net change in unrealized appreciation on investments
   and other assets. . . . . . . . . . . . . . . . . . . . . . .    (110,033)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . .   3,494,349
                                                                  -----------

NET INCREASE  IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $3,648,396
                                                                  ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  -  Maximum  Horizon  Series



                                                 FOR THE
                                                SIX MONTHS     FOR THE
                                                  ENDED          YEAR
                                                 04/30/00       ENDED
                                                (UNAUDITED)    10/31/99
                                                ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . .  $   154,047   $   204,473
Net realized gain on investments. . . . . . .    3,604,382     2,187,613
Net change in unrealized appreciation on
     investments. . . . . . . . . . . . . . .     (110,033)    2,706,385
                                               ------------  ------------

Net increase from operations. . . . . . . . .    3,648,396     5,098,471
                                               ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . .     (239,796)     (344,505)
From net realized gain on investments . . . .   (2,101,339)     (911,021)
                                               ------------  ------------

Total distributions to shareholders . . . . .   (2,341,135)   (1,255,526)
                                               ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
   transactions (Note 5). . . . . . . . . . .    3,931,471    (1,032,795)
                                               ------------  ------------

Net increase in net assets. . . . . . . . . .    5,238,732     2,810,150

NET ASSETS:

Beginning of period . . . . . . . . . . . . .   21,514,707    18,704,557
                                               ------------  ------------

END OF PERIOD (including undistributed net
 investment income of ($33,641) and $52,108,
 respectively). . . . . . . . . . . . . . . .  $26,753,439    21,514,707
                                               ============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS  -  MAXIMUM  HORIZON  SERIES



                                             FOR THE SIX
                                             MONTHS ENDED
                                               04/30/00      FOR THE YEAR ENDED
                                             (UNAUDITED)      10/31/99           10/31/98     10/31/97    10/31/96
                                            --------------  -------------------  -----------  ----------  ---------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . .  $       14.33   $             12.10   $   14.24   $   11.38   $10.00
                                            --------------  --------------------  ----------  ----------  -------

Income from investment operations:
   Net investment income*. . . . . . . . .           0.11                  0.18        0.13        0.10     0.15
   Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . .           2.24                  3.06       (0.93)       2.92     1.36
                                            --------------  --------------------  ----------  ----------  -------

Total from investment operations . . . . .           2.35                  3.24       (0.80)       3.02     1.51
                                            --------------  --------------------  ----------  ----------  -------

Less distributions to shareholders:
  From net investment income . . . . . . .          (0.16)                (0.22       (0.12)      (0.08)   (0.13)
  From net realized gain on investments. .          (1.44)                (0.79)      (1.22)      (0.08)      --
                                            --------------  --------------------  ----------  ----------  -------

Total distributions to shareholders. . . .          (1.60)                (1.01)      (1.34)      (0.16)   (0.13)
                                            --------------  --------------------  ----------  ----------  -------

NET ASSET VALUE - END OF PERIOD. . . . . .  $       15.08   $             14.33   $   12.10   $   14.24   $11.38
                                            ==============  ====================  ==========  ==========  =======

Total return1. . . . . . . . . . . . . . .          17.13%                26.34%     (5.99%)      26.77%   15.21%

Ratios (to average net assets) /
 Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .         1.20%2                  1.20%       1.20%       1.20%    1.20%
    Net investment income* . . . . . . . .         1.29%2                  0.93%       1.25%       0.94%    1.71%

Portfolio turnover . . . . . . . . . . . .             94%                   96%         60%        115%      95%

NET ASSETS - END OF PERIOD
 (000's omitted) . . . . . . . . . . . . .  $      26,753   $            21,515   $  18,705   $   9,852   $1,574
                                            ==============  ====================  ==========  ==========  =======



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $  0.10  $0.17   $0.12   $0.06   $0.04

Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.26%2   1.28%   1.32%   1.55%   2.50%
   Net investment income. . . .   1.23%2   0.85%   1.13%   0.59%   0.41%




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION
Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2000, 1.4 billion shares have been designated in total among 28 series, of which 37.5 million each have been designated as Defensive Series Class A, Blended Asset Series I Class A, and Blended Asset Series II Class A Common Stock, and 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
     SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

     FOREIGN  CURRENCY  TRANSLATION
The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

     OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
     The  Series  has  an  investment  advisory  agreement with Manning & Napier
Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% for Defensive Series and 1.0% for Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series, of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

Notes  to  Financial  Statements  (unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Defensive Series and 1.20% for Blended Asset Series I and Maximum Horizon, of average daily net assets each year. Accordingly, the Advisor waived fees of $18,076, $11,862, and $7,073, respectively, for the six months ended April 30, 2000, which is reflected as a reduction of expenses on the Statement of Operations.

     The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

     Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

Effective April 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. under which BISYS will serve as sub-accounting services agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
     For the six months ended April 30, 2000, purchases and sales of securities were as follows:



                    PURCHASES                      SALES
Fund              Other Issuer   Government   Other Issuers   Government
----------------  -------------  -----------  --------------  -----------
Defensive. . . .  $     354,229  $   676,359  $      462,983  $   640,196
Blended Asset I.      4,193,731    4,632,503       6,130,056    6,968,832
Blended Asset II     12,758,759   16,437,199      19,868,615   16,392,127
Maximum Horizon.     11,904,748    9,877,962      11,563,769    8,813,174


Notes  to  Financial  Statements  (unaudited)


5.     CAPITAL  STOCK  TRANSACTIONS
      Transactions  in  shares  of  Class  A  Common  Stock  were:



                   For the Six Months                          For the Year
                     Ended 04/30/00                           Ended 10/31/99
                   -------------------                       ----------------
                         Shares              Amount         Shares        Amount
                   -------------------  ----------------  -----------  -------------
Defensive:
   Sold . . . . .              64,543   $       674,170      149,871   $  1,614,006
   Reinvested . .              18,605           190,701       21,934        233,158
   Repurchased. .             (85,768)         (902,961)    (245,016)    (2,631,100)
                   -------------------  ----------------  -----------  -------------
   Net change . .              (2,620)         ($38,090)     (73,211)     ($783,936)
                   ===================  ================  ===========  =============

Blended Asset I:
   Sold . . . . .             201,460   $     2,226,822      724,072   $  8,171,386
   Reinvested . .             110,856         1,197,247      255,829      2,797,421
   Repurchased. .            (616,450)       (6,837,089)  (1,370,353)   (15,530,954)
                   -------------------  ----------------  -----------   ------------
   Net change . .            (304,134)      ($3,413,020)    (690,452)   ($4,562,147)
                   ===================  ================  ===========  =============

Blended Asset II:
   Sold . . . . .             517,112   $     6,577,730    1,929,179   $ 24,742,814
   Reinvested . .             362,889         4,441,763      479,972      5,789,528
   Repurchased. .          (1,147,256)      (14,538,221)  (2,526,247)   (32,556,422)
                   -------------------  ----------------  -----------   ------------
   Net change . .            (267,255)      ($3,518,728)    (117,096)   ($2,024,080)
                   ===================  ================  ===========  =============


Maximum Horizon:
   Sold . . . . .             522,743   $     7,690,365      498,281   $  6,719,574
   Reinvested . .             166,956         2,337,381      105,342      1,255,526
   Repurchased. .            (417,082)       (6,096,275)    (648,323)    (9,007,895)
                   -------------------  ----------------  -----------   ------------
   Net change . .             272,617   $     3,931,471)     (44,700)   ($1,032,795)
                   ===================  ================  ===========  =============




The Advisor owned 16,862 shares of Maximum Horizon Series and 21,718 shares of Defensive Series on April 30, 2000 and 15,130 shares of Maximum Horizon Series and 20,825 shares of Defensive Series on October 31, 1999.


6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2000.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

Exeter  Fund,  Inc.
Final  Report
February  24,  2000
Flexible  Yield  Series  I

Performance  Update  -  As  of  February  24,  2000

Exeter  Fund,  Inc.  -  Flexible  Yield  Series  I



                                Total Return
Through     Growth of $10,000                    Average
02/24/00    Investment         Cumulative        Annual
One Year    $10,124             1.24%             1.24%
Five Year   $12,804            28.04%             5.07%
Inception 1 $12,983            29.83%             4.42%





Merrill  Lynch  U.S.  Treasury  Short-Term  Index




                               Total Return
Through     Growth of $10,000               Average
02/24/00    Investment         Cumulative   Annual
One Year    $10,368             3.68%       3.68%
Five Year   $13,443            34.43%       6.09%
Inception 1 $13,824            38.24%       5.52%




The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield Series I from its inception (2/15/94) to date of liquidation (2/24/00) as compared to the Merrill Lynch U.S. Treasury Short-Term Index.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




               Exeter Fund, Inc.        Merrill Lynch U.S.
Date        Flexible Yield Series I  Treasury Short-term Index
02/15/1994                   10,000                     10,000
12/31/1994                    9,924                     10,030
12/31/1995                   10,995                     11,133
10/31/1996                   11,441                     11,598
10/31/1997                   12,025                     12,350
10/31/1998                   12,935                     13,302
10/31/1999                   13,014                     13,700
02/24/2000                   12,983                     13,824




1 The Series and Index performance are calculated from February 15, 1994, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Merrill Lynch U.S. Treasury Short-Term Index is a market value weighted measure of approximately 50 U.S. Treasury Securities. The Index is comprised of U.S. Treasury securities with maturities greater than one year but less than three years. The Index returns assume reinvestment of coupons and, unlike
Series  returns,  do  not  reflect  any  fees  or

Investment  Portfolio  -  February  24,  2000


Note: Shares of the Series were completely redeemed on February 24, 2000, therefore, there were no investments held in the portfolio.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities



FEBRUARY 24, 2000 (DATE OF LIQUIDATION)

ASSETS:
Cash. . . . . . . . . . . . . . . . . .  $15,681
                                         -------

TOTAL ASSETS. . . . . . . . . . . . . .   15,681
                                         -------


LIABILITIES (NOTE 7):

Accrued directors' fees (Note 3). . . .    3,333
Transfer agent fees payable (Note 3). .       99
Audit fee payable . . . . . . . . . . .    8,224
Legal fees payable. . . . . . . . . . .    2,365
Registration and filing fees payable. .      826
Other payables and accrued expenses . .      834
                                         -------

TOTAL LIABILITIES . . . . . . . . . . .   15,681
                                         -------

NET ASSETS FOR -0- SHARES OUTSTANDING .  $     0
                                         =======

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($-0-/-0- shares) . . . . . . . . . . .  $     0
                                         =======



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations



FOR THE PERIOD NOVEMBER 1, 1999 TO FEBRUARY 24, 2000
(DATE OF LIQUIDATION)

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 19,338
                                                          ---------


EXPENSES:

Management fee (Note 3). . . . . . . . . . . . . . . . .     1,437
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     1,216
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        99
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     1,797
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     4,549

Less Reduction of Expenses (Note 3). . . . . . . . . . .    (1,680)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     2,869
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    16,469
                                                          ---------


REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

Net realized loss on investments (identified cost basis)   (47,172)
Net change in unrealized depreciation on investments . .    27,207
                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (19,965)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $ (3,496)
                                                          =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets




                                                        FOR THE         FOR THE
                                                     PERIOD 11/1/99   YEAR ENDED
                                                       TO 2/24/00*     10/31/99
                                                     --------------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . .  $        16,469   $  58,316
Net realized gain (loss) on investments. . . . . .          (47,172)     (8,740)
Net change in unrealized appreciation
   (depreciation) on investments . . . . . . . . .           27,207     (41,220)
                                                    ----------------  ----------

Net increase (decrease) from operations. . . . . .           (3,496)      8,356
                                                    ----------------  ----------


DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . .          (28,385)    (54,613)
From net realized gain on investments. . . . . . .               --      (3,806)
                                                    ----------------  ----------

Total distributions to shareholders. . . . . . . .          (28,385)    (58,419)
                                                    ----------------  ----------

CAPITAL STOCK ISSUED AND
   REPURCHASED:

Net increase (decrease) from
     capital share transactions (Note 5) . . . . .       (1,361,663)    299,738
                                                    ----------------  ----------

Net increase (decrease) in net assets. . . . . . .       (1,393,544)    249,675


NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . .        1,393,544   1,143,869
                                                    ----------------  ----------

END OF PERIOD (including undistributed net
investment income of $0 and $11,784, respectively)  $            --   $1,393,544
                                                    ================ ===========



*Date  of  Liquidation

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights



                                                         FOR THE    FOR THE     FOR THE      FOR THE     FOR THE TEN
                                                         PERIOD      YEAR         YEAR         YEAR        MONTHS
                                                      11/1/99 TO     ENDED       ENDED         ENDED        ENDED
                                                       2/24/00 +    10/31/99    10/31/98     10/31/97      10/31/96
                                                      -----------  ----------  ----------  -------------  ----------
Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $    10.19   $   10.58   $   10.39   $      10.27   $   10.26
                                                      -----------  ----------  ----------  -------------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .       0.140       0.427       0.468          0.505       0.411
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .      (0.164)     (0.367)      0.289          0.099      (0.101)
                                                      -----------  ----------  ----------  -------------  ----------

Total from investment operations . . . . . . . . . .      (0.024)      0.060       0.757          0.604       0.310
                                                      -----------  ----------  ----------  -------------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .      (0.226)     (0.417)     (0.567)        (0.456)     (0.300)
   From net realized gain on investments . . . . . .          --      (0.033)         --         (0.028)         --
   Redemption of capital (Note 7). . . . . . . . . .      (9.940)         --          --             --          --
                                                      -----------  ----------  ----------  -------------  ----------
Total distributions to shareholders. . . . . . . . .     (10.166)     (0.450)     (0.567)        (0.484)     (0.300)
                                                      -----------  ----------  ----------  -------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $       --   $   10.19   $   10.58   $      10.39   $   10.27
                                                      ===========  ==========  ==========  =============  ==========

Total return 1 . . . . . . . . . . . . . . . . . . .    (0.24)%3        0.61%       7.57%          6.07%       3.11%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .    0.70%2,3        0.70%       0.70%          0.70%     0.70%2
    Net investment income* . . . . . . . . . . . . .    4.01%2,3        4.19%       5.04%          5.29%     5.25%2

Portfolio turnover . . . . . . . . . . . . . . . . .           3%         56%         53%            77%         36%

NET ASSETS - END OF PERIOD
 (000's omitted) . . . . . . . . . . . . . . . . . .  $       --   $   1,394   $   1,144   $        650   $     493
                                                      ===========  ==========  ==========  =============  ==========


                                                                        FOR THE
                                                                        PERIOD
                                                          FOR THE     2/15/94
                                                           YEAR       (COMMENCEMENT
                                                          ENDED       OF OPERATIONS)
                                                         12/31/95      TO 12/31/94
                                                      ---------------  -------------
Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $         9.69   $      10.00
                                                      ---------------  -------------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . . .           0.464          0.241
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .           0.566         (0.317)
                                                      ---------------  -------------

Total from investment operations . . . . . . . . . .           1.030         (0.076)
                                                      ---------------  -------------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . . .          (0.460)        (0.234)
   From net realized gain on investments . . . . . .              --             --
   Redemption of capital (Note 7). . . . . . . . . .              --             --
                                                      ---------------  -------------
Total distributions to shareholders. . . . . . . . .          (0.460)        (0.234)
                                                      ---------------  -------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $        10.26   $       9.69
                                                      ===============  =============

Total return 1 . . . . . . . . . . . . . . . . . . .           10.79%        (0.76)%

Ratios (to average net assets) / Supplemental Data:
    Expenses*. . . . . . . . . . . . . . . . . . . .            0.70%        0.70%2
    Net investment income* . . . . . . . . . . . . .            4.99%        4.41%2

Portfolio turnover . . . . . . . . . . . . . . . . .              60%            38%

NET ASSETS - END OF PERIOD
 (000's omitted) . . . . . . . . . . . . . . . . . .  $          256   $        231
                                                      ===============  =============



* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994, 1995, and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $   0.126  $0.258   $0.116   $0.206   $ 0.270  $0.297   $ 0.143

Ratios (to average net assets):
    Expenses. . . . . . . . . .   1.11%2,3    2.36%    4.49%    3.83%   2.50%2    2.50%   2.50%2
    Net investment income . . .   3.60%2,3    2.53%    1.25%    2.16%   3.45%2    3.19%   2.61%2




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.
3 The Series ceased investment operations on February 24, 2000; therefore ratios and total return may not be representative of an actively operating fund. + Date of Liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements

1.    ORGANIZATION
Flexible Yield Series I (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

     The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of February 24, 2000, 1,550 million shares have been designated in total among 31 series, of which 37.5 million have been designated as Flexible Yield Series I Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

     SECURITY  VALUATION
     Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

     Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

     Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

     Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

     SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
     Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

     Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

     FEDERAL  INCOME  TAXES
     The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

     The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

     DISTRIBUTIONS  OF  INCOME  AND  GAINS
     Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

     The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

     The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., DBA Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.35% of the Series' average daily net assets.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

     The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $243 for the period ended February 24, 2000, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

     The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

     Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements


4.     PURCHASES  AND  SALES  OF  SECURITIES
     Purchases and sales of United States Government securities, other than short-term securities, were $25,090 and $1,262,021 respectively, for the period ended February 24, 2000.

5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Flexible Yield Series I Class A Common Stock were:



             For the Period                        For the Year
              Ended 2/24/00                       Ended 10/31/99
             ---------------                     ----------------

                 Shares            Amount        Shares     Amount
             ---------------  ----------------  --------  -----------
Sold. . . .              --   $            --   102,284   $1,064,926
Reinvested.           2,837            28,385     5,700       58,419
Repurchased        (139,541)       (1,390,048)  (79,406)    (823,607)
             ---------------  ----------------  --------  -----------
Net change.        (136,704)  $    (1,361,663)   28,578   $  299,738
             ===============  ================  ========  ===========



The  Advisor  owned  13,549  shares  on  October  31,  1999  .

6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on February 24, 2000.

7.     FUND  LIQUIDATION
Effective February 2, 2000, the Board of Directors approved the liquidation of the Series. On February 24, 2000, the Series repurchased all shares held based upon the Series' net asset value on that date. Cash was left in the Series to satisfy liabilities outstanding as of the date of complete liquidation. The ratios presented in the financial highlights table may not be representative of an actively traded fund.

REPORT  OF  INDEPENDENT  ACCOUNTANTS


To  the  Board  of  Directors  of  Exeter  Fund, Inc. - Flexible Yield Series I:


In our opinion, the accompanying statement of assets and liabilities, including the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: Flexible Yield Series I (the "Series") at February 24, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 1999 to February 24, 2000 (date of liquidation) and for the year ended October 31, 1999, in conformity with accounting principles generally accepted in the Untied States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Series as of October 31, 1998 and for the periods then ended, as indicated therein, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers  LLP
Boston,  Massachusetts
May  31,  2000

Exeter  Fund,  Inc.
Final  Report
February  24,  2000
Flexible  Yield  Series  II

Performance  Update  as  of  February  24,  2000


Exeter  Fund,  Inc.  Flexible  Yield  Series  II



                                Total Return
Through     Growth of $10,000              Average
02/24/00    Investment         Cumulative  Annual
One Year    $ 9,915            -0.85%      -0.85%
Five Year   $13,281            32.81%       5.84%
Inception 1 $13,095            30.95%       4.57%




Merrill  Lynch  Corporate/Government  Intermediate  Index



                               Total Return
Through     Growth of $10,000              Average
02/24/00    Investment         Cumulative  Annual
One Year    $10,181             1.81%       1.81%
Five Year   $13,741            37.41%       6.56%
Inception 1 $13,902            39.02%       5.62%



The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield Series II from its inception (2/15/94) to date of liquidation (2/24/00) as compared to the Merrill Lynch Corporate/Government Intermediate Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:



               Exeter Fund, Inc.       Merrill Lynch Government/
Date        Flexible Yield Series II  Corporate Intermediate Index
02/15/1994                    10,000                        10,000
12/31/1994                     9,531                         9,799
12/31/1995                    11,182                        11,301
10/31/1996                    11,336                        11,672
10/31/1997                    12,199                        12,560
10/31/1998                    13,392                        13,715
10/31/1999                    13,262                        13,839
02/24/2000                    13,095                        13,902



1  The  Fund  and  Index  performance are calculated from February 15, 1994, the
Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Intermediate Index is a market value weighted measure of approximately 3,180 corporate and government bonds. The Index is comprised of investment grade bonds with maturities greater than one year but less than ten years. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses. 1

Investment  Portfolio  -  February  24,  2000


Note: Shares of the Series were completely redeemed on February 24, 2000, therefore, there were no investments held in the portfolio.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities




FEBRUARY 24, 2000 (DATE OF LIQUIDATION)

ASSETS:
Cash. . . . . . . . . . . . . . . . . .  $15,198
                                         -------

TOTAL ASSETS. . . . . . . . . . . . . .   15,198
                                         -------

LIABILITIES (NOTE 7):

Accrued directors' fees (Note 3). . . .    3,336
Transfer agent fees payable (Note 3). .       39
Audit fee payable . . . . . . . . . . .    8,314
Legal fee payable . . . . . . . . . . .    2,365
Custodian fee payable . . . . . . . . .      246
Other payables and accrued expenses . .      898
                                         -------

TOTAL LIABILITIES . . . . . . . . . . .   15,198
                                         -------

NET ASSETS FOR -0- SHARES OUTSTANDING .  $     0
                                         =======

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
 ($-0-/-0- SHARES). . . . . . . . . . .  $     0
                                         =======




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS





FOR THE PERIOD NOVEMBER 1, 1999 TO FEBRUARY 24, 2000
(DATE OF LIQUIDATION)

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $  9,315
                                                          ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .       730
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     1,219
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        39
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       619
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     2,607

Less Reduction of Expenses (Note 3). . . . . . . . . . .    (1,313)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     1,294
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .     8,021
                                                          ---------

REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Net realized loss on investments (identified cost basis)   (12,439)
Net change in unrealized appreciation on investments . .    (1,579)
                                                          ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (14,018)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $ (5,997)
                                                          =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                    FOR THE        FOR THE
                                               PERIOD 11/1/99    YEAR ENDED
                                                TO 2/24/00*       10/31/99
                                              ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . .$         8,021   $    32,001
Net realized gain (loss) on investments. . . .        (12,439)        5,625
Net change in unrealized appreciation
(depreciation) on investments. . . . . . . . .         (1,579)      (44,376)
                                               ----------------  ------------

Net increase (decrease) from operations. . . .         (5,997)       (6,750)
                                               ----------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . .         (15,817)      (32,631)
In excess of net investment income . . . . . .          (1,610)          --
From net realized gain on investments. . . . .          (4,698)       (5,048)
                                               ----------------  ------------

Total distributions to shareholders. . . . . .         (22,125)      (37,679)
                                               ----------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital
   share transactions (Note 5) . . . . . . . .        (529,319)      (97,459)
                                               ----------------  ------------

Net decrease in net assets . . . . . . . . . .        (557,441)     (141,888)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . .         557,441       699,329
                                               ----------------  ------------

END OF PERIOD (including undistributed net
investment income of $0 and $7,796,
respectively). . . . . . . . . . . . . . . . . $             0   $   557,441
                                               ================  ============




*Date  of  Liquidation


The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS



                                                                                                    FOR THE
                                              FOR THE        FOR THE        FOR THE     FOR THE       TEN         FOR THE
                                              PERIOD         YEAR           YEAR         YEAR       MONTHS         YEAR
                                             11/1/99 TO      ENDED          ENDED        ENDED       ENDED         ENDED
                                             2/24/00+       10/31/99       10/31/98    10/31/97    10/31/96        12/31/95
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE -BEGINNING  OF PERIOD. . .  $    9.80   $         10.50   $   10.23   $   10.10   $   10.30   $             9.27
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

Income from investment operations:
   Net investment income*. . . . . . . . .      0.264             0.541       0.575       0.523       0.445                0.561
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .     (0.385)           (0.642)      0.378       0.212      (0.315)               1.019
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

Total from investment operations . . . . .     (0.121)           (0.101)      0.953       0.735       0.130                1.580
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

Less distributions to shareholders:
   From net investment income. . . . . . .     (0.364)           (0.522)     (0.589)     (0.597)     (0.270)              (0.550)
   In excess of net investment income . . .    (0.037)               --          --          --          --                   --
   From net realized gain on investments .     (0.088)           (0.077)     (0.094)     (0.008)     (0.060)                  --
  Redemption of capital. . . . . . . . . .     (9.190)               --          --          --          --                   --
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

Total distributions to shareholders. . . .     (9.679)           (0.599)     (0.683)     (0.605)     (0.330)              (0.550)
                                            ----------  ----------------  ----------  ----------  ----------  -------------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $       0   $          9.80   $   10.50   $   10.23   $   10.10   $            10.30
                                            ==========  ================  ==========  ==========  ==========  ===================

Total return 1 . . . . . . . . . . . . . .   (1.26)%3            (0.97%)       9.78%       7.61%       1.38%               17.33%

Ratios (to average net assets) /
 Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .   0.80%2,3              0.80%       0.80%       0.80%     0.80%2                 0.80%
    Net investment income* . . . . . . . .   4.93%2,3              5.13%       5.21%       5.46%     5.55%2                 5.38%

Portfolio turnover . . . . . . . . . . . .          6%               36%         31%         58%          5%                  35%

NET ASSETS - END OF PERIOD
   (000's omitted) . . . . . . . . . . . .  $      --   $           557   $     699   $     718   $     481   $              438
                                            ==========  ================  ==========  ==========  ==========  ===================





                                             FOR THE
                                             PERIOD
                                             2/15/94
                                            (COMMENCEMENT
                                            OF OPERATIONS)
                                            TO 12/31/94
                                            ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE -BEGINNING  OF PERIOD. . .  $   10.00
                                            ----------

Income from investment operations:
   Net investment income*. . . . . . . . .      0.269
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . .     (0.738)
                                            ----------

Total from investment operations . . . . .     (0.469)
                                            ----------

Less distributions to shareholders:
   From net investment income. . . . . . .     (0.261)
   From net realized gain on investments .         --
  Redemption of capital. . . . . . . . . .         --
                                            ----------

Total distributions to shareholders. . . .     (0.261)
                                            ----------

NET ASSET VALUE - END OF PERIOD. . . . . .  $    9.27
                                            ==========

Total return 1 . . . . . . . . . . . . . .     (4.69%)

Ratios (to average net assets) /
 Supplemental Data:
    Expenses*. . . . . . . . . . . . . . .     0.80%2
    Net investment income* . . . . . . . .     5.40%2

Portfolio turnover . . . . . . . . . . . .          0%

NET ASSETS - END OF PERIOD
   (000's omitted) . . . . . . . . . . . .  $     396
                                            ==========




The investment advisor did not impose its management fee and paid a portion of the Series' expenses.
 If these expenses had been incurred by the Series, and had 1994, 1995, and 1996, expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income . . . . .  $   0.221  $0.121   $0.145   $0.243   $ 0.309  $0.384   $ 0.184
Ratios (to average net assets):
   Expenses . . . . . . . . . .   1.60%2,3    4.76%    4.70%    3.72%   2.50%2    2.50%   2.50%2
   Net investment income. . . .   4.13%2,3    1.17%    1.31%    2.54%   3.85%2    3.68%   3.70%2




1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.
3 The Series ceased investment operations on February 24, 2000; therefore ratios and total return may not be representative of an actively operating fund. + Date of Liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.     ORGANIZATION
Flexible Yield Series II (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of February 24, 2000, 1,550 million shares have been designated in total among 31 series, of which 37.5 million have been designated as Flexible Yield Series II Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

DISTRIBUTION  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, or character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

OTHER
The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., DBA Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $583 for the period ended February 24, 2000, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements


4.     PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of United States Government securities, other than short-term securities, were $23,953 and $556,091 respectively, for the period ended February 24, 2000

5.  CAPITAL  STOCK  TRANSACTIONS
     Transactions in shares of Flexible Yield Series II Class A Common Stock were:




             For the Period 11/1/99                       For the Year
                   to 2/24/00                             Ended 10/31/99

             Shares                   Amount            Shares    Amount
             -----------------------  ----------------  --------  ----------
Sold. . . .                       4   $            40     5,972   $  60,262
Reinvested.                   2,358            22,125     3,760      37,679
Repurchased                 (59,261)         (551,484)  (19,442)   (195,400)
             -----------------------  ----------------  --------  ----------
Net change.                 (56,899)  $      (529,319)   (9,710)  $ (97,459)
             =======================  ================  ========  ==========



The  Advisor  owned  16,682  shares  on  October  31,  1999.

6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on February 24, 2000.

7.     FUND  LIQUIDATION
Effective February 2, 2000, the Board of Directors approved the liquidation of the Series. On February 24, 2000, the Series repurchased all shares held based upon the Series' net asset value on that date. Cash was left in the Series to satisfy liabilities outstanding as of the date of complete liquidation. The ratios presented in the financial highlights table may not be representative of an actively traded fund.
9

REPORT  OF  INDEPENDENT  ACCOUNTANTS


To  the  Board  of  Directors  of  Exeter Fund, Inc. - Flexible Yield Series II:


In our opinion, the accompanying statement of assets and liabilities, including the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: Flexible Yield Series II (the "Series") at February 24, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 1999 to February 24, 2000 (date of liquidation) and for the year ended October 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Series as of October 31, 1998 and for the periods then ended, as indicated therein, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers  LLP
Boston,  Massachusetts
May  31,  2000

Exeter  Fund,  Inc.
Final  Report
February  24,  2000
Flexible  Yield  Series  III

Performance  Update  as  of  February  24,  2000

Exeter  Fund,  Inc.  -  Flexible  Yield  Series  III




                               Total Return
Through     Growth of $10,000              Average
02/24/00    Investment         Cumulative  Annual
One Year    $ 9,845            -1.55%      -1.55%
Five Year   $13,997            39.97%       6.95%
Inception 1 $13,619            36.19%       5.12%





Merrill  Lynch  Corporate/Government  Bond  Index




                                Total Return
Through     Growth of $10,000              Average
02/24/00    Investment         Cumulative  Annual
One Year    $10,097             0.97%      0.97%
Five Year   $14,142            41.42%      7.17%
Inception 1 $14,184            41.84%      5.81%




The value of a $10,000 investment in the Exeter Fund, Inc. - Flexible Yield Series III from its inception (12/20/93) to date of liquidation (2/24/00) as compared to the Merrill Lynch Corporate/Government Bond Index. 2


[graphic]
[line  chart]
Data  for  line  chart  to  follow:



                Exeter Fund, Inc.      Merrill Lynch Government/
Date        Flexible Yield Series III    Corporate Bond Index
12/20/1993                     10,000                     10,000
12/31/1993                      9,960                     10,013
12/31/1994                      9,380                      9,686
12/31/1995                     11,451                     11,532
10/31/1996                     11,431                     11,778
10/31/1997                     12,542                     12,832
10/31/1998                     14,066                     14,158
10/31/1999                     13,756                     14,053
02/24/2000                     13,619                     14,184




1  The  Fund  and  Index  performance are calculated from December 20, 1993, the
Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 4,500 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

Investment  Portfolio  -  February  24,  2000


Note: Shares of the Series were completely redeemed on February 24, 2000, therefore, there were no investments held in the portfolio.

The  accompanying  notes  are  an  integral  part  of  the financial statements.
2

STATEMENT  OF  ASSETS  AND  LIABILITIES




FEBRUARY 24, 2000 (DATE OF LIQUIDATION)

ASSETS:
Cash . . . . . . . . . . . . . . . . . .  $15,441
                                          -------

TOTAL ASSETS . . . . . . . . . . . . . .   15,441
                                          -------


LIABILITIES (NOTE 7):

Accrued directors' fees (Note 3) . . . .    3,333
Transfer agent fees payable (Note 3) . .       65
Audit fee payable. . . . . . . . . . . .    7,989
Legal fee payable. . . . . . . . . . . .    2,352
Custodian fee payable. . . . . . . . . .      387
Other payables and accrued expenses. . .    1,315
                                          -------

TOTAL LIABILITIES. . . . . . . . . . . .   15,441
                                          -------

NET ASSETS FOR -0- SHARES OUTSTANDING. .  $     0
                                          =======


NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE - CLASS A
   ($-0-/-0- shares) . . . . . . . . . .  $     0
                                          =======




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS




FOR THE PERIOD NOVEMBER 1, 1999 TO FEBRUARY 24, 2000
(Date of Liquidation)

INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 15,853
                                                          ---------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     1,343
Directors' fees (Note 3) . . . . . . . . . . . . . . . .     1,216
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        64
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .     1,082
                                                          ---------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     3,705

Less Reduction of Expenses (Note 3). . . . . . . . . . .    (1,425)
                                                          ---------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     2,280
                                                          ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    13,573
                                                          ---------


REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Net realized loss on investments (identified cost basis)    (5,996)
Net change in unrealized appreciation on investments . .   (16,789)
                                                          ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (22,785)
                                                          ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $ (9,212)
                                                          =========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                         FOR THE       FOR THE
                                                       PERIOD 11/1/99 YEAR ENDED
                                                       TO 2/24/00*     10/31/99
                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . .  $    13,573   $   59,564
Net realized gain (loss) on investments . . . . . . .       (5,996)      34,689
Net change in unrealized appreciation on investments.      (16,789)    (121,104)
                                                       ------------  -----------

Net decrease from operations. . . . . . . . . . . . .       (9,212)     (26,851)
                                                       ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income. . . . . . . . . . . . . .      (26,025)     (65,659)
In excess of net investment income. . . . . . . . . .       (3,715)          --
From net realized gain on investments . . . . . . . .      (32,560)     (40,247)
                                                       ------------  -----------

Total distributions to shareholders . . . . . . . . .      (62,300)    (105,906)
                                                       ------------  -----------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share
   transactions (Note 5). . . . . . . . . . . . . . .     (958,418)    (585,984)
                                                       ------------  -----------

Net decrease in net assets. . . . . . . . . . . . . .   (1,029,930)    (718,741)

NET ASSETS:

Beginning of year . . . . . . . . . . . . . . . . . .    1,029,930    1,748,671
                                                       ------------  -----------

END OF YEAR (including undistributed net investment
   income of $0 and $12,552, respectively). . . . . .  $         0   $1,029,930
                                                       ============  ===========

* Date of liquidation.


The  accompanying  notes  are  an  integral  part  of  the  financial statements

Financial  Highlights




                                                     FOR THE     FOR THE     FOR THE     FOR THE      FOR THE      FOR THE
                                                      PERIOD       YEAR        YEAR        YEAR      TEN MONTHS      YEAR
                                                    11/1/99 TO    ENDED       ENDED       ENDED       ENDED        ENDED
                                                     2/24/00+    10/31/99    10/31/98    10/31/97     10/31/96     12/31/95
                                                    ----------  ----------  ----------  ----------  ------------  ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $   10.05   $   11.06   $   10.41   $   10.13   $     10.51   $    9.11
                                                    ----------  ----------  ----------  ----------  ------------  ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . .      0.305       0.567       0.531       0.580         0.497       0.582
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . .     (0.404)     (0.802)      0.692       0.355        (0.532)      1.393
                                                    ----------  ----------  ----------  ----------  ------------  ----------
Total from investment operations . . . . . . . . .     (0.099)     (0.235)      1.223       0.935        (0.035)      1.975
                                                    ----------  ----------  ----------  ----------  ------------  ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . .     (0.359)     (0.526)     (0.567)     (0.610)       (0.345)     (0.575)
   In excess of net investment income. . . . . . .     (0.051)         --          --          --            --          --
   From net realized gain on investments . . . . .     (0.371)     (0.249)     (0.006)     (0.045)           --          --
   Redemption of capital . . . . . . . . . . . . .     (9.170)         --          --          --            --          --
                                                    ----------  ----------  ----------  ----------  ------------  ----------

Total distributions to shareholders. . . . . . . .     (9.951)     (0.775)     (0.573)     (0.655)       (0.345)     (0.575)
                                                    ----------  ----------  ----------  ----------  ------------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       0   $   10.05   $   11.06   $   10.41   $     10.13   $   10.51
                                                    ==========  ==========  ==========  ==========  ============  ==========

Total return 1 . . . . . . . . . . . . . . . . . .   (0.99)%3      (2.21%)      12.15%       9.73%       (0.18%)      22.09%

Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . .   0.85%2,3        0.85%       0.85%       0.85%       0.85%2        0.85%
Net investment income* . . . . . . . . . . . . . .   5.05%2,3        5.01%       5.25%       5.82%       5.98%2        6.13%

Portfolio turnover . . . . . . . . . . . . . . . .          6%         29%         20%         51%            5%          6%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $      --   $   1,030   $   1,749   $   1,345   $     1,098   $   1,159
                                                    ==========  ==========  ==========  ==========  ============  ==========




                                                     FOR THE
                                                       YEAR
                                                       Ended
                                                     12/31/94
                                                    ----------

Per share data (for a share outstanding
throughout each period):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $    9.95
                                                    ----------

Income from investment operations:
   Net investment income*. . . . . . . . . . . . .      0.262
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . .     (0.841)
                                                    ----------
Total from investment operations . . . . . . . . .     (0.579)
                                                    ----------

Less distributions to shareholders:
   From net investment income. . . . . . . . . . .     (0.261)
   In excess of net investment income. . . . . . .         --
   From net realized gain on investments . . . . .         --
   Redemption of capital . . . . . . . . . . . . .         --
                                                    ----------

Total distributions to shareholders. . . . . . . .     (0.261)
                                                    ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $    9.11
                                                    ==========

Total return 1 . . . . . . . . . . . . . . . . . .     (5.83%)

Ratios (to average net assets)/Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . .       0.85%
Net investment income* . . . . . . . . . . . . . .       6.22%

Portfolio turnover . . . . . . . . . . . . . . . .          1%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $     748
                                                    ==========




* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1994 and 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:



Net investment income. . . . .  $   0.273  $0.312   $0.379   $0.437   $ 0.360  $0.429   $0.192
Ratios(to average net assets):
    Expenses . . . . . . . . .   1.38%2,3    2.87%    2.35%    2.28%   2.50%2    2.46%    2.50%
    Net investment income. . .   4.52%2,3    2.99%    3.75%    4.39%   4.33%2    4.52%    4.57%



1  Represents  aggregate  total  return  for  the  period  indicated.
2  Annualized.
3 The Series ceased investment operations on February 24, 2000; therefore ratios and total return may not be representative of an actively operating fund. +Date of liquidation.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements


1.  ORGANIZATION
Flexible Yield Series III (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of February 24, 2000, 1,550 million shares have been designated in total among 31 series, of which 37.5 million have been designated as Flexible Yield Series III Class A Common Stock.

2.  SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.  TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., DBA Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $82 for the period ended February 24, 2000, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024%.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements

4.  PURCHASES  AND  SALES  OF  SECURITIES
Purchases and sales of United States Government securities, other than short-term securities, were $40,275 and $1,018,191, respectively, for the period ended February 24, 2000.

5.  CAPITAL  STOCK  TRANSACTIONS
Transactions  in  shares of Flexible Yield Series III Class A Common Stock were:



                      FOR THE PERIOD                    FOR THE YEAR
                      11/1/99 TO 2/24/00               ENDED 10/31/99
                      --------------------             --------------
                         Shares         Amount         Shares     Amount
                      --------------  ---------------  ---------  --------
Sold . . . . . . . .             569   $       5,521    25,257   $ 275,582
Reinvested . . . . .           6,682          62,299     9,895     103,502
Repurchased. . . . .        (109,683)     (1,026,240)  (90,772)   (965,068)
                      ---------------  --------------  --------  ----------
Net change . . . . .        (102,432)  $    (958,418)  (55,620)  $(585,984)
                      ===============  ==============  ========  ==========



The  Advisor  owned  13,079  shares  on  October  31,  1999.

6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on February 24, 2000.

7.     FUND  LIQUIDATION
Effective February 2, 2000, the Board of Directors approved the liquidation of the Series. On February 24, 2000, the Series repurchased all shares held based upon the Series' net asset value on that date. Cash was left in the Series to satisfy liabilities outstanding as of the date of complete liquidation. The ratios presented in the financial highlights table may not be representative of an actively traded fund.


9
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REPORT  OF  INDEPENDENT  ACCOUNTANTS


To  the  Board  of  Directors  of Exeter Fund, Inc. - Flexible Yield Series III:


In our opinion, the accompanying statement of assets and liabilities, including the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Exeter Fund, Inc.: Flexible Yield Series III (the "Series") at February 24, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 1999 to February 24, 2000 (date of liquidation) and for the year ended October 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial statements of the Series as of October 31, 1998 and for the periods then ended, as indicated therein, were audited by other independent accountants whose report dated December 4, 1998 expressed an unqualified opinion on those statements.




PricewaterhouseCoopers  LLP
Boston,  Massachusetts
May  31,  2000

10
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








June  29,  2000


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

     Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series
Tax  Managed  Series
PureMarkSM  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2000. The reports include information about the Series' performance as well as portfolio listings as of that date. This year, we have combined the reports for each of our Objectives-Based Series (the Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series) into a single booklet to make it easier to compare the Series.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,



Amy  J.  Williams
Fund  Services  Manager


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